American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Equity Fund
November 30, 2020

Avantis International Equity Fund - Schedule of Investments
NOVEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Australia — 6.5%
Adbri Ltd.	2,864	6,488
Afterpay Ltd.(1)	244	17,048
AGL Energy Ltd.	1,701	16,865
Alkane Resources Ltd.(1)(2)	2,522	1,886
Alliance Aviation Services Ltd.(1)	1,918	4,862
Altium Ltd.	249	6,498
Alumina Ltd.	4,089	5,252
AMP Ltd.	36,465	45,789
Ampol Ltd.	692	15,579
Ansell Ltd.	204	5,608
APA Group	3,944	29,979
Appen Ltd.	277	6,423
ARB Corp. Ltd.	367	7,476
Ardent Leisure Group Ltd.(1)	1,272	768
Aristocrat Leisure Ltd.	1,247	29,372
Asaleo Care Ltd.	1,434	1,053
ASX Ltd.	140	7,928
Atlas Arteria Ltd.	1,021	4,860
Atlassian Corp. plc, Class A(1)	327	73,591
Aurelia Metals Ltd.	17,744	5,410
Aurizon Holdings Ltd.	11,212	34,999
AusNet Services	9,877	13,419
Austal Ltd.	4,451	9,546
Australia & New Zealand Banking Group Ltd.	6,634	110,344
Australian Agricultural Co. Ltd.(1)	2,182	1,722
Australian Ethical Investment Ltd.	409	1,514
Australian Finance Group Ltd.	704	1,231
Australian Pharmaceutical Industries Ltd.	6,282	5,548
Australian Strategic Materials Ltd.(1)(2)	504	1,411
Bank of Queensland Ltd.	3,447	19,548
Beach Energy Ltd.	11,144	14,215
Bega Cheese Ltd.(2)	3,871	15,549
Bendigo & Adelaide Bank Ltd.	3,565	23,185
BHP Group Ltd., ADR(2)	3,791	211,500
Bingo Industries Ltd.	515	999
Blackmores Ltd.(1)	116	6,798
BlueScope Steel Ltd.	3,246	40,778
Boral Ltd.	7,801	28,131
Brambles Ltd.	6,294	50,665
Breville Group Ltd.	274	4,849
Brickworks Ltd.	607	8,542
carsales.com Ltd.	1,626	24,275
Cedar Woods Properties Ltd.	198	939
Challenger Ltd.	5,195	21,940
CIMIC Group Ltd.(1)(2)	343	6,443
Class Ltd.	662	962
Cleanaway Waste Management Ltd.	4,316	7,578
Coca-Cola Amatil Ltd.	3,093	28,729

Cochlear Ltd.	60	9,713
Codan Ltd.	230	1,793
Coles Group Ltd.	5,726	75,094
Collins Foods Ltd.	144	989
Commonwealth Bank of Australia	3,599	209,035
Computershare Ltd.	576	6,042
Costa Group Holdings Ltd.	578	1,711
Credit Corp. Group Ltd.(2)	200	3,493
Crown Resorts Ltd.	1,349	9,551
CSL Ltd.	614	134,118
CSR Ltd.	4,888	17,339
Data#3 Ltd.	932	3,923
Deterra Royalties Ltd.(1)	3,894	13,149
Dicker Data Ltd.	234	1,821
Domino's Pizza Enterprises Ltd.	338	18,379
Downer EDI Ltd.(1)	361	1,379
Eclipx Group Ltd.(1)	5,402	7,560
Elders Ltd.	290	2,232
Emeco Holdings Ltd.(1)	717	545
EML Payments Ltd.(1)	3,800	10,335
Evolution Mining Ltd.	9,829	36,189
Flight Centre Travel Group Ltd.(1)(2)	361	4,482
Fortescue Metals Group Ltd.	7,775	104,101
Galaxy Resources Ltd.(1)	1,680	2,664
Galaxy Resources Ltd.(1)(2)	7,275	11,540
Genworth Mortgage Insurance Australia Ltd.(1)	1,713	3,328
Gold Road Resources Ltd.(1)	4,670	4,130
GrainCorp Ltd., A Shares	1,592	5,110
GUD Holdings Ltd.	684	5,640
GWA Group Ltd.	2,433	5,146
Harvey Norman Holdings Ltd.	5,521	18,609
HT&E Ltd.(2)	1,854	2,096
Humm Group Ltd.(1)	743	690
IDP Education Ltd.	1,098	19,522
IGO Ltd.	4,813	16,547
Iluka Resources Ltd.	3,894	15,271
Imdex Ltd.	5,249	5,246
Incitec Pivot Ltd.(1)	717	1,202
Infomedia Ltd.	4,782	6,666
Inghams Group Ltd.	2,141	4,790
Insurance Australia Group Ltd.	3,293	12,458
Integrated Research Ltd.	1,922	4,603
InvoCare Ltd.(2)	556	4,544
IOOF Holdings Ltd.(2)	255	697
IPH Ltd.	175	889
IRESS Ltd.	114	872
James Hardie Industries plc(1)	1,775	51,451
JB Hi-Fi Ltd.	392	13,156
Johns Lyng Group Ltd.	704	1,545
Jumbo Interactive Ltd.(2)	617	6,204
Jupiter Mines Ltd.	22,840	4,677
Karoon Energy Ltd.(1)	1,342	996
Kogan.com Ltd.	842	10,150
Lendlease Corp. Ltd.	1,169	12,158
Lovisa Holdings Ltd.(2)	134	1,022

Lynas Corp. Ltd.(1)	5,893	16,360
Macmahon Holdings Ltd.	6,093	1,141
Macquarie Group Ltd.	845	86,058
Magellan Financial Group Ltd.	644	27,999
Mayne Pharma Group Ltd.(1)	3,287	845
McMillan Shakespeare Ltd.(1)	968	8,432
Medibank Pvt Ltd.	9,294	19,451
Metcash Ltd.	3,653	7,915
Mineral Resources Ltd.	1,750	41,551
Monadelphous Group Ltd.	839	7,883
Money3 Corp. Ltd.	3,577	7,719
MyState Ltd.	613	2,221
National Australia Bank Ltd.	6,451	108,487
Netwealth Group Ltd.	1,149	14,163
New Energy Solar Ltd.	2,331	1,558
New Hope Corp. Ltd.(2)	4,936	4,742
Newcrest Mining Ltd.	2,594	51,557
NEXTDC Ltd.(1)	771	6,375
nib holdings Ltd.	3,090	11,667
Nick Scali Ltd.	1,075	6,870
Nine Entertainment Co. Holdings Ltd.	9,409	15,892
Northern Star Resources Ltd.	2,410	22,508
NRW Holdings Ltd.	5,096	9,922
Nufarm Ltd.(1)	3,201	9,404
Oil Search Ltd.	11,011	29,057
Omni Bridgeway Ltd.	656	2,033
Orica Ltd.	1,286	15,258
Origin Energy Ltd.	5,239	19,940
Orocobre Ltd.(1)	535	1,624
Orora Ltd.	8,876	17,273
OZ Minerals Ltd.	2,164	25,938
Pacific Current Group Ltd.	220	997
Paladin Energy Ltd.(1)(2)	44,959	4,952
Peet Ltd.	1,161	882
Pendal Group Ltd.	904	4,655
Perenti Global Ltd.	7,641	7,326
Perpetual Ltd.	305	7,499
Perseus Mining Ltd.(1)	15,994	13,134
Pilbara Minerals Ltd.(1)	24,769	12,917
Platinum Asset Management Ltd.(2)	2,221	6,745
Premier Investments Ltd.	548	9,082
Pro Medicus Ltd.	76	1,649
PWR Holdings Ltd.	302	1,053
Qantas Airways Ltd.(1)	5,627	22,240
QBE Insurance Group Ltd.	2,300	16,897
Qube Holdings Ltd.	2,698	5,667
Ramelius Resources Ltd.	9,222	11,468
Ramsay Health Care Ltd.	461	21,346
REA Group Ltd.	143	15,255
Red 5 Ltd.(1)	29,625	5,444
Regis Resources Ltd.	5,642	15,397
Reliance Worldwide Corp. Ltd.	3,953	12,051
Resolute Mining Ltd.(1)	13,533	7,610
Rio Tinto Ltd.	977	72,758
Sandfire Resources Ltd.	1,804	5,803

Santos Ltd.	11,284	50,320
Saracen Mineral Holdings Ltd.(1)	2,347	8,165
SeaLink Travel Group Ltd.	288	1,506
SEEK Ltd.	519	9,930
Select Harvests Ltd.	821	3,550
Senex Energy Ltd.(1)	21,811	5,684
Seven Group Holdings Ltd.(2)	77	1,245
Sigma Healthcare Ltd.(1)	13,377	5,500
Silver Lake Resources Ltd.(1)	8,626	11,308
Sims Ltd.	1,174	9,781
SmartGroup Corp. Ltd.	213	981
Sonic Healthcare Ltd.	474	11,464
South32 Ltd.	25,586	45,111
Southern Cross Media Group Ltd.(1)	159	271
Spark Infrastructure Group	8,055	12,128
St. Barbara Ltd.	9,225	16,719
Star Entertainment Grp Ltd. (The)	4,164	11,562
Suncorp Group Ltd.	2,400	17,791
Super Retail Group Ltd.	1,871	13,575
Sydney Airport	2,096	10,329
Tassal Group Ltd.	826	2,202
Technology One Ltd.	1,557	10,499
Telstra Corp. Ltd.	12,909	29,107
TPG Telecom Ltd.(1)	1,035	5,831
Transurban Group	3,477	35,806
Treasury Wine Estates Ltd.	3,054	19,263
Tuas Ltd.(1)	517	252
United Malt Grp Ltd.	889	2,886
Viva Energy Group Ltd.	6,243	8,871
Vocus Group Ltd.(1)	2,212	6,677
Washington H Soul Pattinson & Co. Ltd.(2)	499	10,644
Wesfarmers Ltd.	1,719	62,428
West African Resources Ltd.(1)	6,111	3,993
Western Areas Ltd.	3,767	6,180
Westgold Resources Ltd.(1)	4,361	7,427
Westpac Banking Corp., ADR(2)	8,726	128,621
Whitehaven Coal Ltd.(2)	8,636	8,408
WiseTech Global Ltd.	66	1,499
Woodside Petroleum Ltd.	4,408	71,655
Woolworths Group Ltd.	1,966	53,393
Worley Ltd.	123	1,166
		3,523,084
Austria — 0.2%
Addiko Bank AG(1)	63	745
ANDRITZ AG	132	5,553
AT&S Austria Technologie & Systemtechnik AG	321	7,691
BAWAG Group AG(1)	235	10,624
CA Immobilien Anlagen AG	25	862
DO & CO. AG(1)	12	724
Erste Group Bank AG(1)	582	16,696
EVN AG	389	6,898
IMMOFINANZ AG(1)	206	3,833
Lenzing AG(1)	88	7,552
Oesterreichische Post AG	141	5,051
OMV AG	275	9,228

Porr AG(1)	59	955
Raiffeisen Bank International AG(1)	434	8,229
S IMMO AG	41	758
Telekom Austria AG	134	983
UNIQA Insurance Group AG	655	4,965
Verbund AG	155	10,840
Vienna Insurance Group AG Wiener Versicherung Gruppe	237	5,615
voestalpine AG	461	14,771
Wienerberger AG	313	8,657
		131,230
Belgium — 1.0%
Ackermans & van Haaren NV	141	20,479
Ageas SA/NV	935	45,850
AGFA-Gevaert NV(1)	1,104	4,558
Anheuser-Busch InBev SA, ADR(2)	1,047	69,814
Argenx SE, ADR(1)	55	15,775
Barco NV	196	4,221
Bekaert SA	521	15,983
bpost SA(1)	707	8,559
Cie d'Entreprises CFE(1)	92	8,125
D'ieteren SA	122	8,510
Econocom Group SA(2)	704	1,984
Elia Group SA	104	11,748
Etablissement Franz Colruyt NV	369	22,033
Euronav NV	1,872	14,605
EVS Broadcast Equipment SA(1)	45	783
Fagron	492	11,379
Galapagos NV, ADR(1)(2)	169	20,721
Gimv NV	124	7,174
Ion Beam Applications(2)	379	5,477
KBC Group NV(1)	794	55,110
Kinepolis Group NV(1)(2)	140	6,083
Melexis NV	162	15,468
Ontex Group NV(1)(2)	466	5,690
Orange Belgium SA	283	5,450
Proximus SADP	1,117	23,344
Recticel SA	118	1,340
Solvay SA	461	52,737
Telenet Group Holding NV	98	4,177
Tessenderlo Group SA(1)	202	7,523
UCB SA	272	29,097
Umicore SA	645	28,920
		532,717
Canada — 9.0%
Advantage Oil & Gas Ltd.(1)	600	952
Aecon Group, Inc.	460	5,766
Agnico Eagle Mines Ltd.	700	45,874
Air Canada(1)	600	11,411
Alamos Gold, Inc., Class A(2)	2,100	17,383
Alaris Equity Partners Income	100	1,126
Algonquin Power & Utilities Corp.	1,900	29,772
Alimentation Couche-Tard, Inc., B Shares	1,900	63,099
AltaGas Ltd.	700	10,047
Altius Minerals Corp.	500	4,381
ARC Resources Ltd.(2)	2,800	13,885

Argonaut Gold, Inc.(1)	700	1,250
Aritzia, Inc.(1)	600	10,778
Atco Ltd., Class I	400	12,024
Atrium Mortgage Investment Corp.	100	948
AutoCanada, Inc.	100	2,292
B2Gold Corp.	8,400	46,828
Badger Daylighting Ltd.(2)	400	11,932
Ballard Power Systems, Inc.(1)(2)	500	10,303
Bank of Montreal	2,000	143,728
Bank of Nova Scotia (The)	2,800	136,259
Barrick Gold Corp., (Toronto)	2,600	59,680
Bausch Health Cos., Inc.(1)	920	17,080
Baytex Energy Corp.(1)(2)	1,000	508
BCE, Inc.	400	17,340
Birchcliff Energy Ltd.(2)	700	1,105
Bird Construction, Inc.(2)	300	1,670
BlackBerry Ltd.(1)	1,700	10,014
Bombardier, Inc., B Shares(1)(2)	700	286
Boralex, Inc., A Shares	600	18,960
Boyd Group Services, Inc.	99	16,149
Brookfield Asset Management, Inc., Class A	1,250	50,483
Brookfield Infrastructure Corp., Class A	71	4,732
BRP, Inc.	100	5,705
CAE, Inc.	800	19,355
Cameco Corp.	1,800	18,004
Canacol Energy Ltd.	2,100	6,517
Canada Goose Holdings, Inc.(1)(2)	100	3,326
Canadian Imperial Bank of Commerce	1,800	151,739
Canadian National Railway Co.	1,400	149,853
Canadian Natural Resources Ltd.	4,700	107,231
Canadian Pacific Railway Ltd.	300	96,921
Canadian Tire Corp. Ltd., Class A	400	51,119
Canadian Utilities Ltd., A Shares	300	7,494
Canadian Western Bank	800	18,591
Canfor Corp.(1)	500	7,315
CanWel Building Materials Group Ltd.	1,000	5,444
Capital Power Corp.	1,200	30,714
Capstone Mining Corp.(1)	5,000	7,584
Cascades, Inc.	800	8,994
CCL Industries, Inc., Class B	400	17,636
Celestica, Inc.(1)	1,700	12,802
Cenovus Energy, Inc.	4,300	21,323
Centerra Gold, Inc.	1,900	18,551
CGI, Inc.(1)	300	22,155
CI Financial Corp.	800	10,484
Cogeco Communications, Inc.	100	7,239
Cogeco, Inc.	100	6,125
Computer Modelling Group Ltd.	200	816
Corus Entertainment, Inc., B Shares	300	991
Crescent Point Energy Corp.(2)	4,600	8,253
CRH Medical Corp.(1)	400	1,121
Descartes Systems Group, Inc. (The)(1)	200	11,860
Dollarama, Inc.	500	20,467
DREAM Unlimited Corp., Class A	400	6,000
Dundee Precious Metals, Inc.	1,390	9,098

ECN Capital Corp.	300	1,395
Eldorado Gold Corp., (Toronto)(1)	1,200	14,091
Element Fleet Management Corp.	3,200	32,549
Emera, Inc.	600	24,879
Empire Co. Ltd., Class A	1,000	27,366
Enbridge, Inc.	2,700	84,324
Endeavour Mining Corp.(1)	1,468	34,623
Enerflex Ltd.	200	1,060
Enerplus Corp.	2,200	5,590
Enghouse Systems Ltd.	300	15,475
Equinox Gold Corp.(1)	900	8,891
Equitable Group, Inc.	100	7,322
ERO Copper Corp.(1)	600	10,293
Evertz Technologies Ltd.	400	3,942
Exchange Income Corp.	300	8,940
Exco Technologies Ltd.	200	1,272
Extendicare, Inc.(2)	200	1,027
Fairfax Financial Holdings Ltd.	100	34,296
Finning International, Inc.	1,500	30,608
First Majestic Silver Corp.(1)(2)	900	9,369
First Mining Gold Corp.(1)(2)	9,000	2,703
First National Financial Corp.	100	2,980
First Quantum Minerals Ltd.	2,400	34,059
FirstService Corp.	100	13,638
Fortis, Inc.	700	28,184
Fortuna Silver Mines, Inc.(1)	2,200	14,009
Franco-Nevada Corp.	200	26,622
Galiano Gold, Inc.(1)	1,100	1,266
Genworth MI Canada, Inc.	300	10,076
George Weston Ltd.	100	7,400
Gibson Energy, Inc.	700	11,244
Gildan Activewear, Inc.	1,100	28,764
goeasy Ltd.	200	13,087
Gran Colombia Gold Corp.	300	1,395
Great-West Lifeco, Inc.	300	6,979
Hardwoods Distribution, Inc.	100	1,881
High Liner Foods, Inc.	200	1,814
Home Capital Group, Inc.(1)	600	13,624
Hudbay Minerals, Inc.	2,400	15,191
Husky Energy, Inc.	4,000	16,232
Hydro One Ltd.	1,500	34,997
iA Financial Corp., Inc.	400	17,516
IAMGOLD Corp.(1)	5,900	19,944
IGM Financial, Inc.	200	5,290
Imperial Oil Ltd.	800	13,848
Intact Financial Corp.	200	22,375
Inter Pipeline Ltd.	1,500	14,946
Interfor Corp.(1)	1,000	15,030
Intertape Polymer Group, Inc.	900	16,258
Ivanhoe Mines Ltd., Class A(1)	2,400	11,236
Jamieson Wellness, Inc.	200	5,541
Karora Resources, Inc.(1)	1,900	4,886
Keyera Corp.(2)	2,000	34,511
Kinaxis, Inc.(1)	100	15,076
Kinross Gold Corp.	9,800	69,801

Kirkland Lake Gold Ltd.	1,330	54,492
Knight Therapeutics, Inc.(1)	1,000	4,243
Labrador Iron Ore Royalty Corp.	500	10,122
Largo Resources Ltd.(1)	7,000	5,713
Laurentian Bank of Canada	300	7,517
Linamar Corp.	500	23,031
Loblaw Cos. Ltd.	700	34,604
Lundin Mining Corp.	4,300	34,368
Magna International, Inc.	1,600	98,117
Major Drilling Group International, Inc.(1)	300	1,393
Manulife Financial Corp.	5,000	85,201
Martinrea International, Inc.	1,100	12,044
MEG Energy Corp.(1)	3,100	8,713
Methanex Corp.	700	29,300
Metro, Inc.	600	27,563
Morneau Shepell, Inc.	300	6,868
MTY Food Group, Inc.(2)	200	7,954
Mullen Group Ltd.	1,400	10,845
National Bank of Canada	1,900	105,248
New Gold, Inc.(1)	8,300	15,274
Norbord, Inc.	700	26,244
North American Construction Group Ltd.(2)	100	1,023
North West Co., Inc. (The)	300	7,762
Northland Power, Inc.	580	19,878
Novagold Resources, Inc.(1)	392	3,904
Nutrien Ltd.	1,600	78,971
OceanaGold Corp.(1)	3,700	4,615
Onex Corp.	300	16,024
Open Text Corp.	400	17,658
Osisko Gold Royalties Ltd.	900	9,778
Osisko Mining, Inc.(1)	1,400	3,859
Pan American Silver Corp.	770	22,661
Parex Resources, Inc.(1)	1,300	17,818
Parkland Corp.	500	15,315
Pason Systems, Inc.	200	1,107
Pembina Pipeline Corp.	1,300	33,153
Peyto Exploration & Development Corp.(2)	3,100	6,803
Pizza Pizza Royalty Corp.	200	1,398
Power Corp. of Canada(2)	605	13,621
PrairieSky Royalty Ltd.	700	5,557
Premier Gold Mines Ltd.(1)	2,000	3,927
Premium Brands Holdings Corp.	100	7,652
Pretium Resources, Inc.(1)	1,350	14,792
Primo Water Corp.	700	10,489
Quarterhill, Inc.	800	1,639
Quebecor, Inc., Class B	500	12,451
Real Matters, Inc.(1)	650	9,590
Restaurant Brands International, Inc.	400	22,795
Richelieu Hardware Ltd.	400	11,649
Ritchie Bros Auctioneers, Inc.	400	28,770
Rogers Communications, Inc., Class B	1,100	51,887
Roxgold, Inc.(1)	5,300	6,734
Royal Bank of Canada	3,083	251,777
Russel Metals, Inc.(2)	700	11,217
Sabina Gold & Silver Corp.(1)	3,500	6,279

Sandstorm Gold Ltd.(1)	800	5,827
Saputo, Inc.	400	11,097
Seven Generations Energy Ltd., Class A(1)	3,600	14,969
Shaw Communications, Inc., B Shares	2,900	50,421
Shopify, Inc., Class A(1)	100	107,628
Sienna Senior Living, Inc.(2)	100	1,038
Silvercorp Metals, Inc.(2)	800	4,786
Sleep Country Canada Holdings, Inc.	200	3,693
SNC-Lavalin Group, Inc.(2)	100	1,836
SSR Mining, Inc.(1)	1,771	32,783
Stantec, Inc.	400	12,055
Sun Life Financial, Inc.	1,100	48,847
Suncor Energy, Inc.	3,700	59,174
SunOpta, Inc.(1)	900	9,113
Superior Plus Corp.	800	7,491
Tamarack Valley Energy Ltd.(1)	300	219
TC Energy Corp.	1,000	43,990
Teck Resources Ltd., Class B	2,100	33,181
TELUS Corp.	1,400	27,004
Teranga Gold Corp.(1)	1,000	11,042
TFI International, Inc.	400	20,297
Thomson Reuters Corp.	200	15,853
Timbercreek Financial Corp.	700	4,765
TMX Group Ltd.	100	9,840
TORC Oil & Gas Ltd.	400	656
Torex Gold Resources, Inc.(1)	1,060	14,626
Toromont Industries Ltd.	300	20,522
Toronto-Dominion Bank (The)	3,458	184,469
Tourmaline Oil Corp.	2,000	27,843
TransAlta Corp.	3,000	20,790
TransAlta Renewables, Inc.(2)	500	6,907
Transcontinental, Inc., Class A	560	8,314
Tricon Residential, Inc.	1,030	8,684
Turquoise Hill Resources Ltd.(1)	1,100	10,672
Uranium Participation Corp.(1)	1,400	4,323
Vermilion Energy, Inc.(2)	1,500	6,018
Viemed Healthcare, Inc.(1)	200	1,957
Viemed Healthcare, Inc.(Toronto)(1)	474	4,621
Wajax Corp.	100	1,309
Wesdome Gold Mines Ltd.(1)	700	6,145
West Fraser Timber Co. Ltd.	100	5,537
Westshore Terminals Investment Corp.(2)	600	7,651
Wheaton Precious Metals Corp.	800	30,880
Whitecap Resources, Inc.(2)	5,400	16,299
Winpak Ltd.	200	6,493
WSP Global, Inc.	200	14,853
Yamana Gold, Inc.	6,700	34,978
		4,881,490
Denmark — 2.2%
Alm Brand A/S(1)	379	4,467
Ambu A/S, B Shares(2)	369	12,323
AP Moller - Maersk A/S, A Shares	7	13,219
AP Moller - Maersk A/S, B Shares	9	18,304
Bavarian Nordic A/S(1)(2)	238	7,158
Carlsberg A/S, B Shares	101	14,989

Chemometec A/S	95	6,821
Chr Hansen Holding A/S(1)	205	19,859
Coloplast A/S, B Shares	233	34,806
D/S Norden A/S	305	5,406
Danske Bank A/S(1)	1,949	32,043
Demant A/S(1)	172	6,461
Dfds A/S(1)	208	8,967
Drilling Co. of 1972 A/S (The)(1)(2)	45	1,290
DSV Panalpina A/S	233	36,679
FLSmidth & Co. A/S(1)	181	6,020
Genmab A/S, ADR(1)	1,712	66,100
GN Store Nord A/S	283	22,970
H Lundbeck A/S	204	6,245
H+H International A/S, B Shares(1)	331	7,282
ISS A/S(1)	46	841
Jyske Bank A/S(1)	261	9,774
Netcompany Group A/S(1)	132	12,260
NKT A/S(1)(2)	223	8,201
NNIT A/S	254	4,702
Novo Nordisk A/S, ADR	4,369	293,291
Novozymes A/S, B Shares	850	48,608
Orsted A/S	577	104,165
Pandora A/S	1,170	116,777
Per Aarsleff Holding A/S	45	1,918
Ringkjoebing Landbobank A/S	119	10,309
Rockwool International A/S, B Shares	96	35,090
Royal Unibrew A/S	105	10,997
Schouw & Co. A/S	57	5,540
SimCorp A/S	158	20,664
Solar A/S, B Shares	25	1,361
SP Group A/S(1)	96	3,692
Spar Nord Bank A/S(1)	147	1,445
Sydbank AS(1)	331	6,858
Topdanmark A/S	245	10,386
TORM plc(2)	105	745
Tryg A/S(2)	503	14,576
Vestas Wind Systems A/S	709	143,870
		1,197,479
Finland — 1.0%
Aktia Bank Oyj(1)	500	5,960
Altia Oyj	360	4,240
CapMan Oyj, B Shares	696	1,747
Cargotec Oyj, B Shares	258	10,289
Caverion OYJ(1)	704	4,885
Citycon Oyj(1)(2)	126	1,173
Elisa Oyj	523	28,081
Fortum Oyj	901	20,614
HKScan Oyj, A Shares(1)(2)	1,333	2,944
Huhtamaki Oyj	287	14,404
Kemira Oyj	742	10,654
Kesko Oyj, B Shares	1,344	35,230
Kone Oyj, B Shares	467	39,115
Konecranes Oyj	267	9,090
Marimekko Oyj(1)	28	1,264
Metsa Board Oyj	1,029	9,236

Metso Outotec Oyj	2,567	22,920
Neles Oyj	508	6,552
Neste Oyj	895	59,669
Nokia Oyj, ADR(1)(2)	6,339	25,546
Nokian Renkaat Oyj(2)	237	8,311
Oriola Oyj, B Shares	441	995
Orion Oyj, Class B(2)	698	32,834
Outokumpu Oyj(1)	3,333	10,182
Sampo Oyj, A Shares	772	33,321
Sanoma Oyj	490	7,136
Stora Enso Oyj, R Shares	2,401	40,608
TietoEVRY Oyj	97	3,067
Tokmanni Group Corp.	341	6,206
UPM-Kymmene Oyj	2,370	77,958
Uponor Oyj	617	12,548
Valmet Oyj	267	6,760
Wartsila Oyj Abp	632	5,929
YIT Oyj(2)	1,099	6,409
		565,877
France — 9.2%
ABC arbitrage	396	3,419
Accor SA(1)	446	15,352
Aeroports de Paris	115	14,440
Air France-KLM(1)	1,403	8,320
Air Liquide SA	832	136,232
Airbus SE(1)	1,051	109,373
AKWEL	46	1,142
Albioma SA	255	13,002
ALD SA	1,038	13,365
Alstom SA(1)	1,068	56,786
Alten SA(1)	263	27,950
Amundi SA(1)	177	14,070
APERAM SA(2)	467	17,781
ArcelorMittal SA(1)	4,963	90,128
Arkema SA	834	96,982
Atos SE(1)	526	48,069
Aubay	27	1,084
AXA SA	6,355	148,920
Beneteau SA	88	896
Bigben Interactive(1)	62	1,263
BioMerieux	136	19,613
BNP Paribas SA(1)	2,311	117,772
Bollore SA	241	932
Bonduelle SCA	188	4,457
Bouygues SA	1,215	48,244
Bureau Veritas SA(1)	1,569	40,520
Capgemini SE	531	73,386
Carrefour SA	960	15,696
Casino Guichard Perrachon SA(1)(2)	140	4,025
Cellectis SA, ADR(1)	316	8,017
CGG SA(1)	5,929	6,429
Cie de Saint-Gobain(1)	2,992	142,230
Cie des Alpes	32	739
Cie Generale des Etablissements Michelin SCA	1,131	140,414
Cie Plastic Omnium SA	480	16,642

CNP Assurances(1)	696	11,039
Coface SA(1)	947	9,584
Credit Agricole SA(1)	2,354	27,010
Danone SA	158	10,120
Dassault Aviation SA(1)	19	19,530
Dassault Systemes SE	357	65,830
Derichebourg SA	1,448	5,708
Edenred	438	24,979
Eiffage SA(1)	787	76,816
Electricite de France SA(1)	2,597	39,231
Elis SA(1)	701	11,442
Engie SA(1)	2,862	42,017
Eramet SA(1)	180	7,849
EssilorLuxottica SA(1)	330	47,615
Eurazeo SE(1)	79	4,858
Eurofins Scientific SE(1)	240	19,446
Euronext NV	453	48,016
Eutelsat Communications SA	1,356	14,949
Faurecia SE(1)	763	37,776
Gaztransport Et Technigaz SA	174	17,066
Getlink SE(1)	1,718	28,522
Hermes International	88	85,572
ID Logistics Group(1)	24	5,556
Iliad SA	169	34,260
Imerys SA	381	15,591
Innate Pharma SA(1)(2)	719	3,913
Interparfums SA(1)	27	1,347
Ipsen SA	460	44,409
JCDecaux SA(1)	633	14,229
Kaufman & Broad SA	197	8,287
Kering SA	234	168,131
L'Oreal SA	491	179,223
La Francaise des Jeux SAEM	173	7,200
Lagardere SCA(1)(2)	505	11,870
Legrand SA	515	43,466
LISI(1)	56	1,434
LNA Sante SA	19	1,096
LVMH Moet Hennessy Louis Vuitton SE	516	296,054
Maisons du Monde SA(1)	672	11,058
Mersen SA(1)	230	6,672
Metropole Television SA(1)	374	5,830
MGI Digital Graphic Technology(1)	17	891
Natixis SA(1)	4,255	13,036
Nexans SA(1)	362	22,881
Orange SA, ADR	5,372	67,419
Orpea SA(1)	451	56,464
Pernod Ricard SA	604	114,973
Peugeot SA(1)	3,184	74,666
Publicis Groupe SA	325	14,722
Quadient SA	48	858
Remy Cointreau SA	109	19,359
Renault SA(1)	986	39,012
Rexel SA(1)	1,737	23,387
Rubis SCA	102	4,354
Safran SA(1)	1,161	168,618

Sanofi, ADR	2,585	129,767
Sartorius Stedim Biotech	97	35,069
Schneider Electric SE	674	93,500
SCOR SE(1)	449	15,279
SEB SA	131	23,267
SES SA	1,595	14,535
Societe BIC SA	244	14,462
Societe Generale SA(1)	1,963	38,815
Sodexo SA	186	15,334
SOITEC(1)	58	10,105
Solutions 30 SE(1)(2)	872	17,579
Sopra Steria Group(1)	72	10,949
SPIE SA(1)	545	11,086
STMicroelectronics NV, (New York)	4,627	183,461
Suez SA	662	12,737
Tarkett SA(1)	303	5,285
Teleperformance	359	119,314
Television Francaise 1(1)(2)	128	990
Thales SA	50	4,576
TOTAL SE, ADR	6,822	287,479
Trigano SA	86	14,004
Ubisoft Entertainment SA(1)	864	82,234
Valeo SA	1,267	48,893
Vallourec SA(1)	22	742
Valneva SE(1)(2)	993	7,575
Veolia Environnement SA	653	14,954
Verallia SA	109	3,624
Vicat SA	157	6,391
Vilmorin & Cie SA	19	1,134
Vinci SA	1,713	174,020
Virbac SA(1)	30	7,765
Vivendi SA	581	17,454
Worldline SA(1)	151	13,912
		5,029,222
Germany — 8.1%
Aareal Bank AG(1)	258	6,304
adidas AG(1)	320	101,900
ADLER Group SA(1)	223	6,440
ADVA Optical Networking SE(1)	742	6,234
AIXTRON SE(1)	204	2,958
Allgeier SE	105	9,991
Allianz SE	849	200,192
Amadeus Fire AG(1)	60	8,529
Aroundtown SA	4,039	28,000
AURELIUS Equity Opportunities SE & Co. KGaA(1)	44	1,028
Aurubis AG	280	21,338
BASF SE	2,361	172,721
Bayer AG	921	52,988
Bayerische Motoren Werke AG	1,343	116,928
Bayerische Motoren Werke AG, Preference Shares	212	14,011
BayWa AG	138	5,058
Bechtle AG	232	50,479
Befesa SA	137	7,119
Beiersdorf AG	232	25,927
Bertrandt AG	18	814

Bijou Brigitte AG(1)	20	496
Borussia Dortmund GmbH & Co. KGaA(1)	725	4,928
Brenntag AG	874	66,746
Carl Zeiss Meditec AG	103	13,726
Cewe Stiftung & Co. KGAA	64	6,940
Commerzbank AG(1)	5,773	35,828
CompuGroup Medical SE & Co. KgaA	156	15,491
Continental AG	511	69,525
Covestro AG	1,325	73,811
CropEnergies AG	109	1,816
CTS Eventim AG & Co. KGaA(1)	300	18,146
Daimler AG	3,360	226,131
Delivery Hero SE(1)	171	20,619
Dermapharm Holding SE	119	7,939
Deutsche Bank AG(1)	9,010	100,191
Deutsche Beteiligungs AG	23	897
Deutsche Boerse AG	594	99,026
Deutsche EuroShop AG(1)	385	8,014
Deutsche Lufthansa AG(1)(2)	1,393	16,001
Deutsche Pfandbriefbank AG(1)	1,014	10,100
Deutsche Post AG	2,780	134,164
Deutsche Telekom AG	9,621	173,285
Deutsche Wohnen SE	1,437	72,006
Deutz AG(1)	1,338	7,693
Dialog Semiconductor plc(1)	611	32,188
DIC Asset AG	312	4,692
Draegerwerk AG & Co. KGaA	78	5,562
Draegerwerk AG & Co. KGaA, Preference Shares	119	9,265
Duerr AG	433	15,795
E.ON SE	3,697	40,030
Eckert & Ziegler Strahlen- und Medizintechnik AG	152	7,853
Elmos Semiconductor SE	32	1,024
ElringKlinger AG(1)	121	1,937
Encavis AG	683	14,602
Energiekontor AG	43	2,302
Evonik Industries AG	734	22,160
flatexDEGIRO AG(1)	123	8,213
Fraport AG Frankfurt Airport Services Worldwide(1)	234	13,259
Freenet AG	282	5,758
Fresenius Medical Care AG & Co. KGaA, ADR	215	9,084
Fresenius SE & Co. KGaA	1,122	50,128
FUCHS PETROLUB SE, Preference Shares	475	27,157
GEA Group AG	1,455	49,802
Gerresheimer AG	174	20,261
Grand City Properties SA	684	16,148
GRENKE AG	122	5,351
Hamburger Hafen und Logistik AG	72	1,577
Hannover Rueck SE	160	26,781
HeidelbergCement AG	265	18,827
HelloFresh SE(1)	251	14,773
Henkel AG & Co. KGaA	179	17,268
Henkel AG & Co. KGaA, Preference Shares	308	33,148
HOCHTIEF AG	61	5,877
Hornbach Baumarkt AG	49	2,244
Hornbach Holding AG & Co. KGaA	83	8,825

HUGO BOSS AG	433	13,310
Hypoport SE(1)	22	11,557
Indus Holding AG	184	7,128
Infineon Technologies AG	2,725	95,787
Jenoptik AG	456	13,641
JOST Werke AG(1)	169	7,896
Jungheinrich AG, Preference Shares	672	29,313
K+S AG	874	7,873
KION Group AG	342	26,297
Kloeckner & Co. SE(1)	1,094	9,329
Knorr-Bremse AG	308	39,380
Krones AG	193	14,126
KWS Saat SE & Co. KGaA	64	4,854
Lanxess AG	325	22,729
LEG Immobilien AG	257	36,599
Leifheit AG	4	193
LPKF Laser & Electronics AG	302	8,271
Merck KGaA	230	36,692
MLP SE	192	1,190
MTU Aero Engines AG	257	60,692
Muenchener Rueckversicherungs-Gesellschaft AG	356	99,194
Nemetschek SE	312	24,661
New Work SE	30	9,200
Norma Group SE	326	14,345
OHB SE(1)	22	1,074
PATRIZIA AG	274	7,804
Pfeiffer Vacuum Technology AG	35	6,470
Porsche Automobil Holding SE, Preference Shares	482	30,622
ProSiebenSat.1 Media SE(1)	1,049	15,178
publity AG(1)	24	941
Puma SE(1)	566	56,217
QIAGEN NV(1)	69	3,330
Rational AG	21	18,647
Rheinmetall AG	272	24,176
RTL Group SA(1)	47	2,158
RWE AG	2,602	107,922
S&T AG(1)	507	11,578
SAF-Holland SE(1)	128	1,581
Salzgitter AG(1)	369	7,439
SAP SE, ADR	954	115,587
Sartorius AG, Preference Shares	110	50,024
Schaltbau Holding AG(1)	104	3,717
Scout24 AG	510	38,973
Siemens AG	955	127,385
Siemens Energy AG(1)	477	14,208
Siemens Healthineers AG	277	12,732
Siltronic AG	222	32,328
Sixt SE(1)	155	17,766
Sixt SE, Preference Shares	193	13,818
SMA Solar Technology AG(1)	128	7,372
Software AG	355	15,252
Stabilus SA	172	12,152
STO SE & Co. KGaA, Preference Shares	45	6,715
STRATEC SE	14	1,933
Stroeer SE & Co. KGaA	187	16,743

Suedzucker AG	252	3,994
Symrise AG	301	37,671
TAG Immobilien AG(1)	474	14,167
TeamViewer AG(1)	861	40,988
Tele Columbus AG(1)	308	845
Telefonica Deutschland Holding AG	9,369	25,841
thyssenkrupp AG(1)	382	2,549
Traffic Systems SE	40	1,488
Uniper SE	1,851	62,659
United Internet AG	397	15,855
Varta AG(1)(2)	146	19,713
VERBIO Vereinigte BioEnergie AG	88	2,726
Villeroy & Boch AG, Preference Shares	64	1,011
Volkswagen AG	84	15,570
Volkswagen AG, Preference Shares	432	72,732
Vonovia SE	1,497	102,621
Wacker Chemie AG	203	25,349
Wacker Neuson SE(1)	447	8,562
Washtec AG(1)	18	922
Wuestenrot & Wuerttembergische AG	218	4,462
Zalando SE(1)	587	59,310
		4,409,503
Hong Kong — 2.9%
AIA Group Ltd.	17,868	195,173
ASM Pacific Technology Ltd.	800	9,983
Ausnutria Dairy Corp. Ltd.(1)	6,000	8,093
Bank of East Asia Ltd. (The)	8,200	18,138
BeiGene Ltd., ADR(1)	33	8,438
BOC Hong Kong Holdings Ltd.	11,000	35,910
Bright Smart Securities & Commodities Group Ltd.	14,000	3,565
Budweiser Brewing Co. APAC Ltd.	1,600	5,465
Cafe de Coral Holdings Ltd.	2,000	4,298
Chinese Estates Holdings Ltd.	7,500	3,800
Chow Sang Sang Holdings International Ltd.	1,000	1,212
CK Asset Holdings Ltd.	12,000	63,535
CK Hutchison Holdings Ltd.	3,000	21,640
CK Infrastructure Holdings Ltd.	2,500	12,743
CLP Holdings Ltd.	7,500	70,478
Comba Telecom Systems Holdings Ltd.(2)	18,000	6,024
Convenience Retail Asia Ltd.	4,000	2,404
Cowell e Holdings, Inc.	14,000	8,679
Dah Sing Banking Group Ltd.	800	856
Dah Sing Financial Holdings Ltd.	400	1,149
Dairy Farm International Holdings Ltd.	2,300	9,331
Esprit Holdings Ltd.(1)	5,100	662
Fairwood Holdings Ltd.	2,000	4,537
Far East Consortium International Ltd.	3,000	989
FIH Mobile Ltd.(1)(2)	48,000	5,121
First Pacific Co. Ltd.	24,000	7,345
Galaxy Entertainment Group Ltd.	7,000	53,244
Giordano International Ltd.	4,000	605
Guotai Junan International Holdings Ltd.	40,000	5,641
Haitong International Securities Group Ltd.	4,000	1,025
Hang Lung Group Ltd.	9,000	22,552
Hang Lung Properties Ltd.	11,000	27,315

Hang Seng Bank Ltd.	2,500	43,532
Health & Happiness H&H International Holdings Ltd.	1,500	6,125
Henderson Land Development Co. Ltd.	4,000	16,705
HK Electric Investments & HK Electric Investments Ltd.	8,000	8,049
HKBN Ltd.	1,500	2,585
HKT Trust & HKT Ltd.	5,000	6,522
Hong Kong & China Gas Co. Ltd.	13,650	20,957
Hong Kong Exchanges & Clearing Ltd.	3,100	154,183
Hongkong & Shanghai Hotels Ltd. (The)	1,000	903
Hongkong Land Holdings Ltd.	4,100	16,557
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	3,176
Hysan Development Co. Ltd.	5,000	20,070
Jardine Matheson Holdings Ltd.	400	21,241
Jardine Strategic Holdings Ltd.	500	11,955
Johnson Electric Holdings Ltd.	4,000	9,407
K Wah International Holdings Ltd.	11,000	5,483
Kerry Properties Ltd.	3,000	7,673
Lai Sun Development Co. Ltd.	3,600	3,000
Lifestyle International Holdings Ltd.(1)	5,000	4,256
Luk Fook Holdings International Ltd.	3,000	7,584
Man Wah Holdings Ltd.	16,800	31,004
Mandarin Oriental International Ltd.(1)	3,400	6,270
Melco Resorts & Entertainment Ltd., ADR	929	16,843
MGM China Holdings Ltd.(2)	800	1,168
Minmetals Land Ltd.	24,000	3,024
Minth Group Ltd.	4,000	19,912
MTR Corp. Ltd.	3,000	16,218
New World Development Co. Ltd.	7,000	35,348
NWS Holdings Ltd.	5,000	4,788
Oriental Watch Holdings(2)	3,941	1,386
Pacific Basin Shipping Ltd.	56,000	9,184
Pacific Century Premium Developments Ltd.(1)	2,268	247
Pacific Textiles Holdings Ltd.	12,000	8,251
PCCW Ltd.	19,024	11,567
Power Assets Holdings Ltd.	4,500	23,702
Sands China Ltd.	5,600	22,959
Shangri-La Asia Ltd.(1)	2,000	1,819
Shun Tak Holdings Ltd.	16,000	5,053
Sino Land Co. Ltd.	24,000	32,728
SITC International Holdings Co. Ltd.	13,000	25,023
SJM Holdings Ltd.	14,000	16,362
SmarTone Telecommunications Holdings Ltd.	1,500	830
Sun Hung Kai & Co. Ltd.	10,000	4,478
Sun Hung Kai Properties Ltd.	3,000	39,108
SUNeVision Holdings Ltd.	2,000	1,873
Swire Pacific Ltd., Class A	2,500	14,338
Swire Properties Ltd.	2,000	6,098
Techtronic Industries Co. Ltd.	4,000	51,372
Texwinca Holdings Ltd.	4,000	801
United Laboratories International Holdings Ltd. (The)	10,000	7,513
Value Partners Group Ltd.	2,000	1,086
Vitasoy International Holdings Ltd.	6,000	24,717
VSTECS Holdings Ltd.	8,000	6,734
VTech Holdings Ltd.	1,000	7,706
WH Group Ltd.	24,500	20,058

Wharf Real Estate Investment Co. Ltd.	7,000	32,405
Wynn Macau Ltd.(1)	7,600	12,953
Xinyi Glass Holdings Ltd.	18,000	40,442
Yue Yuen Industrial Holdings Ltd.	3,500	7,196
		1,562,477
Ireland — 0.6%
AIB Group plc(1)	4,433	7,933
Bank of Ireland Group plc(1)	5,700	17,882
Cairn Homes plc(1)	7,836	8,642
CRH plc(1)	1,609	63,086
Dalata Hotel Group plc(1)	525	2,372
FBD Holdings plc(1)	510	4,388
Glanbia plc	784	9,615
Glenveagh Properties plc(1)	6,564	6,578
Kerry Group plc, A Shares	447	62,500
Kingspan Group plc(1)	595	51,760
Origin Enterprises plc	1,105	4,726
Smurfit Kappa Group plc	1,927	81,978
		321,460
Israel — 0.8%
AFI Properties Ltd.(1)	174	5,892
Airport City Ltd.(1)	284	3,836
Alony Hetz Properties & Investments Ltd.	537	7,039
Amot Investments Ltd.	717	3,803
Ashtrom Group Ltd.	80	1,274
AudioCodes Ltd.	183	5,119
Azrieli Group Ltd.	70	4,273
Bank Hapoalim BM(1)	3,177	20,731
Bank Leumi Le-Israel BM	4,231	23,661
Bayside Land Corp.	200	1,532
Bezeq The Israeli Telecommunication Corp. Ltd.(1)	5,510	5,952
Caesarstone Ltd.(2)	67	800
Camtek Ltd.(1)	100	1,904
Cellcom Israel Ltd.(1)	759	3,450
Check Point Software Technologies Ltd.(1)	280	32,950
Clal Insurance Enterprises Holdings Ltd.(1)	66	885
CyberArk Software Ltd.(1)	90	10,338
Danel Adir Yeoshua Ltd.	12	1,811
Elbit Systems Ltd.	33	4,221
Elco Ltd.	83	3,395
Electra Consumer Products 1970 Ltd.	158	4,490
Electra Ltd.	11	5,050
Energix-Renewable Energies Ltd.	935	3,843
Equital Ltd.(1)	35	784
Fattal Holdings 1998 Ltd.(1)	7	581
FIBI Holdings Ltd.	173	4,779
First International Bank of Israel Ltd.	212	5,279
FMS Enterprises Migun Ltd.	27	726
Fox Wizel Ltd.	130	11,143
Gazit-Globe Ltd.	640	3,707
Harel Insurance Investments & Financial Services Ltd.(1)	123	1,051
Hilan Ltd.	26	1,190
ICL Group Ltd.	3,029	14,371
IDI Insurance Co. Ltd.	30	852
Inrom Construction Industries Ltd.	1,146	5,393

Isracard Ltd.	1,770	5,759
Israel Corp. Ltd. (The)(1)	6	1,020
Israel Discount Bank Ltd., A Shares	4,926	16,607
Ituran Location and Control Ltd.	43	791
Kamada Ltd.(1)	533	3,612
Kornit Digital Ltd.(1)	68	5,737
Matrix IT Ltd.	212	4,630
Maytronics Ltd.	330	4,803
Mediterranean Towers Ltd.	327	863
Melisron Ltd.	16	784
Menora Mivtachim Holdings Ltd.(1)	69	1,180
Mivne Real Estate KD Ltd.	2,451	6,086
Mizrahi Tefahot Bank Ltd.	525	11,174
Nice Ltd., ADR(1)	106	25,834
Novolog Ltd.	5,599	5,331
Oil Refineries Ltd.(1)	2,871	621
Partner Communications Co. Ltd.(1)	1,319	6,634
Paz Oil Co. Ltd.	16	1,595
Phoenix Holdings Ltd. (The)(1)	1,064	7,110
Radware Ltd.(1)	185	4,664
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	98	6,520
Sapiens International Corp. NV	45	1,336
Shapir Engineering and Industry Ltd.	867	6,419
Shikun & Binui Ltd.(1)	1,660	8,457
Shufersal Ltd.	1,530	11,937
Strauss Group Ltd.	234	7,171
Summit Real Estate Holdings Ltd.	79	930
Tel Aviv Stock Exchange Ltd.	917	4,183
Teva Pharmaceutical Industries Ltd., ADR(1)	1,494	14,208
Tower Semiconductor Ltd.(1)	396	9,713
Wix.com Ltd.(1)	66	16,858
		408,672
Italy — 2.2%
A2A SpA	13,621	20,738
ACEA SpA	668	14,116
Amplifon SpA(1)	364	14,528
Anima Holding SpA	197	858
Ascopiave SpA	1,761	7,401
Assicurazioni Generali SpA	1,084	18,491
ASTM SpA(1)	208	5,179
Atlantia SpA(1)	553	10,058
Autogrill SpA(1)	1,256	7,834
Azimut Holding SpA	969	20,410
Banca Farmafactoring SpA(1)	1,044	5,725
Banca Generali SpA(1)	427	14,160
Banca IFIS SpA(1)	69	755
Banca Mediolanum SpA(1)	100	905
Banca Monte Dei Paschi di Siena SpA(1)	639	886
Banca Popolare di Sondrio SCPA(1)	3,766	9,994
Banco BPM SpA(1)	5,819	12,767
Biesse SpA(1)	267	5,321
BPER Banca(1)	4,382	7,641
Brunello Cucinelli SpA(1)	330	12,886
Buzzi Unicem SpA	275	6,708
Carel Industries SpA	333	6,948

Cerved Group SpA(1)	735	5,888
CIR SpA-Compagnie Industriali(1)	10,844	6,165
CNH Industrial NV(1)	2,944	32,322
Credito Emiliano SpA(1)	173	955
Credito Valtellinese SpA(1)	543	7,198
Danieli & C Officine Meccaniche SpA	239	3,944
Danieli & C Officine Meccaniche SpA, Preference Shares	502	5,371
Davide Campari-Milano NV	589	6,803
De' Longhi SpA	287	10,009
DiaSorin SpA	42	8,858
doValue SpA(1)	489	5,255
Enav SpA	848	3,699
Enel SpA	16,148	160,965
Eni SpA, ADR(2)	2,748	53,916
ERG SpA	342	8,231
Esprinet SpA(1)	190	1,884
Falck Renewables SpA	779	5,077
Ferrari NV	313	66,345
Fiat Chrysler Automobiles NV(1)	4,272	66,448
FinecoBank Banca Fineco SpA(1)	1,755	27,401
Freni Brembo SpA(1)	747	9,618
Gruppo MutuiOnline SpA	307	10,860
Hera SpA	4,203	15,329
IMA Industria Macchine Automatiche SpA(1)	85	6,884
Infrastrutture Wireless Italiane SpA	103	1,324
Interpump Group SpA	205	8,913
Intesa Sanpaolo SpA(1)	35,250	80,808
Iren SpA	6,949	18,613
Italgas SpA	5,175	33,174
Leonardo SpA	821	5,959
Mediaset SpA(1)	524	1,231
Mediobanca Banca di Credito Finanziario SpA(1)	1,880	16,634
Moncler SpA(1)	821	40,052
Nexi SpA(1)	501	9,402
OVS SpA(1)	539	682
Piaggio & C SpA	317	995
Pirelli & C SpA(1)	223	1,194
Poste Italiane SpA	1,067	10,859
Prysmian SpA	1,027	33,697
RAI Way SpA	862	5,599
Recordati Industria Chimica e Farmaceutica SpA	372	19,762
Reno de Medici SpA	4,439	5,066
Reply SpA	152	17,061
Saipem SpA	4,130	9,986
Salvatore Ferragamo SpA(1)	392	6,967
Sesa SpA(1)	25	2,498
Snam SpA	6,797	38,083
Societa Cattolica di Assicurazioni SC(1)	967	5,774
Technogym SpA(1)	1,118	12,078
Telecom Italia SpA/Milano	11,906	5,541
Telecom Italia SpA/Milano, Preference Shares	2,984	1,513
Tenaris SA, ADR	656	9,958
Terna Rete Elettrica Nazionale SpA	4,694	34,989
UniCredit SpA(1)	3,485	35,846

Unipol Gruppo SpA(1)	1,764	8,445
		1,216,437
Japan — 22.9%
77 Bank Ltd. (The)	500	6,997
A&D Co. Ltd.	200	1,753
ABC-Mart, Inc.	100	5,184
Acom Co. Ltd.	1,400	6,686
Adastria Co. Ltd.	300	4,852
ADEKA Corp.	800	12,635
Advantest Corp.	500	34,816
Aeon Co. Ltd.	2,500	74,089
Aeon Delight Co. Ltd.	200	5,029
AEON Financial Service Co. Ltd.	600	6,516
Aeon Mall Co. Ltd.	700	11,175
AGC, Inc.	1,200	39,797
Ai Holdings Corp.	100	1,854
Aica Kogyo Co. Ltd.	200	7,071
Aida Engineering Ltd.	200	1,684
Aiful Corp.(1)	500	1,271
Ain Holdings, Inc.	100	6,781
Air Water, Inc.	1,200	19,789
Aisan Industry Co. Ltd.	200	844
Aisin Seiki Co. Ltd.	800	23,542
Ajinomoto Co., Inc.	2,000	41,800
Alconix Corp.	100	1,322
Alfresa Holdings Corp.	300	5,968
Alps Alpine Co. Ltd.	1,000	12,397
Altech Corp.	300	6,026
Amada Co. Ltd.	900	8,690
Amano Corp.	400	9,344
Amuse, Inc.	200	4,913
ANA Holdings, Inc.(1)	100	2,435
Anritsu Corp.	100	2,284
AOKI Holdings, Inc.	100	389
Aoyama Trading Co. Ltd.(1)	100	425
Aozora Bank Ltd.	500	9,058
Arata Corp.	200	9,468
Arcland Sakamoto Co. Ltd.	400	6,830
Arcs Co. Ltd.	100	2,083
Argo Graphics, Inc.	100	3,068
Arisawa Manufacturing Co. Ltd.	200	1,749
ARTERIA Networks Corp.	100	1,523
Artnature, Inc.	200	1,276
Aruhi Corp.	200	3,655
Asahi Co. Ltd.	300	4,484
Asahi Diamond Industrial Co. Ltd.	200	814
Asahi Group Holdings Ltd.	1,100	42,287
Asahi Holdings, Inc.	500	14,894
Asahi Intecc Co. Ltd.	300	10,956
Asahi Kasei Corp.	4,300	39,147
Asanuma Corp.	100	3,808
Asia Pile Holdings Corp.	200	872
ASKUL Corp.	200	7,977
Astellas Pharma, Inc.	3,700	52,348
Atom Corp.	200	1,558

Awa Bank Ltd. (The)	300	7,348
Axial Retailing, Inc.	100	4,529
Azbil Corp.	100	4,491
Bandai Namco Holdings, Inc.	500	45,676
Bando Chemical Industries Ltd.	200	1,103
Bank of Iwate Ltd. (The)	200	4,241
Bank of Kyoto Ltd. (The)	300	14,948
Bank of Nagoya Ltd. (The)	200	5,169
Bank of Okinawa Ltd. (The)	100	2,813
Bank of the Ryukyus Ltd.	100	835
BayCurrent Consulting, Inc.	100	16,680
Belc Co. Ltd.	100	5,840
Belluna Co. Ltd.	200	1,835
Benefit One, Inc.	400	12,860
Benesse Holdings, Inc.	500	10,535
Bic Camera, Inc.	400	4,278
BML, Inc.	200	6,259
Br Holdings Corp.	700	4,760
Bridgestone Corp.	1,600	55,505
Broadleaf Co. Ltd.	200	1,243
Brother Industries Ltd.	1,000	19,011
Bunka Shutter Co. Ltd.	200	1,741
Calbee, Inc.	300	8,874
Canon, Inc., ADR(2)	994	17,624
Capcom Co. Ltd.	500	28,192
Casio Computer Co. Ltd.	1,100	19,691
Cawachi Ltd.	200	5,733
Central Glass Co. Ltd.	400	8,491
Central Japan Railway Co.	300	38,414
Change, Inc.(1)	200	15,606
Chiba Bank Ltd. (The)	2,800	15,851
Chilled & Frozen Logistics Holdings Co. Ltd.	100	1,779
Chubu Electric Power Co., Inc.	1,700	20,394
Chubu Shiryo Co. Ltd.	400	5,328
Chudenko Corp.	200	4,085
Chugai Pharmaceutical Co. Ltd.	1,200	57,729
Chugoku Bank Ltd. (The)	800	7,041
Chugoku Electric Power Co., Inc. (The)	500	6,341
Citizen Watch Co. Ltd.	300	785
CKD Corp.	400	8,540
Cleanup Corp.	200	883
CMK Corp.	200	766
Coca-Cola Bottlers Japan Holdings, Inc.	600	9,165
cocokara fine, Inc.	100	7,249
Colowide Co. Ltd.	100	1,469
Computer Engineering & Consulting Ltd.	300	4,366
COMSYS Holdings Corp.	500	14,751
Comture Corp.	200	6,194
Concordia Financial Group Ltd.	6,100	21,637
Cosmo Energy Holdings Co. Ltd.	400	6,739
Cosmos Pharmaceutical Corp.	200	34,499
Create Restaurants Holdings, Inc.(1)	200	1,047
Create SD Holdings Co. Ltd.	200	7,082
Credit Saison Co. Ltd.	1,100	12,582
Curves Holdings Co. Ltd.	100	687

CyberAgent, Inc.	500	34,284
Cybozu, Inc.	200	5,505
Dai Nippon Printing Co. Ltd.	700	13,043
Dai-Dan Co. Ltd.	200	5,305
Dai-ichi Life Holdings, Inc.	3,400	53,492
Daibiru Corp.	100	1,286
Daicel Corp.	1,500	10,556
Daido Metal Co. Ltd.	200	892
Daido Steel Co. Ltd.	200	8,239
Daifuku Co. Ltd.	100	11,589
Daihen Corp.	200	8,689
Daiho Corp.	100	3,315
Daiichi Jitsugyo Co. Ltd.	200	7,689
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,331
Daiichi Sankyo Co. Ltd.	1,400	49,389
Daiichikosho Co. Ltd.	300	9,621
Daiki Aluminium Industry Co. Ltd.	200	1,298
Daikin Industries Ltd.	400	90,759
Daikokutenbussan Co. Ltd.	200	10,992
Daikyonishikawa Corp.	200	1,305
Daio Paper Corp.	800	13,802
Daiseki Co. Ltd.	300	8,463
Daishi Hokuetsu Financial Group, Inc.	300	6,774
Daito Pharmaceutical Co. Ltd.	200	6,955
Daito Trust Construction Co. Ltd.	300	29,465
Daiwa House Industry Co. Ltd.	1,000	30,454
Daiwa Securities Group, Inc.	6,800	29,421
Daiwabo Holdings Co. Ltd.	200	12,448
DCM Holdings Co. Ltd.	1,000	11,372
DeNA Co. Ltd.	400	6,978
Denka Co. Ltd.	600	18,473
Denso Corp.	800	37,550
Dentsu Group, Inc.	300	9,705
Denyo Co. Ltd.	200	3,997
Dexerials Corp.	600	7,336
DIC Corp.	600	14,756
Digital Arts, Inc.	100	8,570
Dip Corp.	300	6,931
DMG Mori Co. Ltd.	700	10,241
Doshisha Co. Ltd.	400	7,652
Doutor Nichires Holdings Co. Ltd.	300	4,128
Dowa Holdings Co. Ltd.	500	16,546
DTS Corp.	300	6,295
Duskin Co. Ltd.	100	2,657
DyDo Group Holdings, Inc.	200	10,696
Eagle Industry Co. Ltd.	200	1,722
Earth Corp.	100	5,896
East Japan Railway Co.	900	56,311
Ebara Corp.	800	25,616
EDION Corp.	700	6,560
Ehime Bank Ltd. (The)	100	1,028
Eiken Chemical Co. Ltd.	200	3,715
Eisai Co. Ltd.	300	22,517
Eizo Corp.	200	6,930
Elecom Co. Ltd.	100	4,577

Electric Power Development Co. Ltd.	1,100	14,798
en-japan, Inc.	100	3,091
ENEOS Holdings, Inc.	14,300	48,828
ESPEC Corp.	200	3,701
Exedy Corp.	100	1,176
Ezaki Glico Co. Ltd.	100	4,150
F.C.C. Co. Ltd.	300	5,692
Fancl Corp.	300	12,185
FANUC Corp.	200	48,254
Fast Retailing Co. Ltd.	100	81,873
Ferrotec Holdings Corp.	200	2,377
Financial Products Group Co. Ltd.	1,000	4,764
Foster Electric Co. Ltd.	100	1,065
FP Corp.	200	8,009
France Bed Holdings Co. Ltd.	200	1,627
Freee KK(1)	100	8,809
Fuji Co. Ltd.	100	1,833
Fuji Corp./Aichi	100	2,421
Fuji Electric Co. Ltd.	300	10,584
Fuji Kyuko Co. Ltd.	200	9,188
Fuji Oil Holdings, Inc.	400	10,700
Fuji Seal International, Inc.	300	5,563
Fuji Soft, Inc.	200	9,662
Fujibo Holdings, Inc.	100	3,436
Fujicco Co. Ltd.	200	3,755
FUJIFILM Holdings Corp.	400	21,474
Fujikura Ltd.(1)	2,200	8,563
Fujimi, Inc.	200	6,969
Fujimori Kogyo Co. Ltd.	100	4,508
Fujitec Co. Ltd.	100	2,032
Fujitsu General Ltd.	400	12,139
Fujitsu Ltd.	700	97,433
Fukuda Corp.	200	10,101
Fukui Computer Holdings, Inc.	100	3,196
Fukuoka Financial Group, Inc.	800	14,210
Fukuyama Transporting Co. Ltd.	200	8,827
FULLCAST Holdings Co. Ltd.	300	4,813
Funai Soken Holdings, Inc.	200	4,795
Furukawa Co. Ltd.	300	3,264
Furukawa Electric Co. Ltd.	300	7,552
Furuno Electric Co. Ltd.	100	1,131
Fuso Chemical Co. Ltd.	200	6,610
Futaba Industrial Co. Ltd.	200	960
Future Corp.	300	5,117
Fuyo General Lease Co. Ltd.	100	6,075
G-7 Holdings, Inc.	100	2,325
G-Tekt Corp.	100	1,323
Gakken Holdings Co. Ltd.	400	6,235
Genky DrugStores Co. Ltd.	200	7,944
Geo Holdings Corp.	500	6,086
GLOBERIDE, Inc.	200	7,729
Glory Ltd.	300	6,004
GMO Financial Holdings, Inc.	200	1,289
GMO Internet, Inc.	400	11,270
GMO Payment Gateway, Inc.	100	14,069

GNI Group Ltd.(1)	100	1,867
Goldcrest Co. Ltd.	100	1,348
Goldwin, Inc.	200	13,420
Grace Technology, Inc.	100	7,989
GS Yuasa Corp.	400	9,686
GungHo Online Entertainment, Inc.	400	10,172
Gunma Bank Ltd. (The)	3,000	9,321
Gunze Ltd.	100	3,432
H-One Co. Ltd.	200	1,336
H.U. Group Holdings, Inc.	100	2,709
H2O Retailing Corp.	200	1,222
Hachijuni Bank Ltd. (The)	2,900	10,275
Hakuhodo DY Holdings, Inc.	400	5,739
Halows Co. Ltd.	200	6,606
Hamakyorex Co. Ltd.	200	5,570
Hamamatsu Photonics KK	100	5,629
Hankyu Hanshin Holdings, Inc.	400	13,094
Hanwa Co. Ltd.	100	2,394
Haseko Corp.	700	7,534
Hazama Ando Corp.	1,100	7,212
Heiwa Corp.	300	4,070
Heiwa Real Estate Co. Ltd.	300	9,791
Heiwado Co. Ltd.	400	8,106
Hiday Hidaka Corp.	300	4,849
Hikari Tsushin, Inc.	100	23,928
Hino Motors Ltd.	400	3,441
Hirata Corp.	100	7,951
Hirogin Holdings, Inc.	1,500	8,348
Hirose Electric Co. Ltd.	100	14,176
HIS Co. Ltd.(1)	300	4,588
Hisamitsu Pharmaceutical Co., Inc.	200	11,677
Hitachi Capital Corp.	300	6,841
Hitachi Construction Machinery Co. Ltd.	300	8,318
Hitachi Ltd.	1,000	37,786
Hitachi Metals Ltd.	400	5,853
Hitachi Transport System Ltd.	500	14,911
Hitachi Zosen Corp.	1,900	7,286
Hogy Medical Co. Ltd.	100	3,018
Hokkaido Electric Power Co., Inc.	1,300	4,861
Hokko Chemical Industry Co. Ltd.	200	2,147
Hokkoku Bank Ltd. (The)	100	2,748
Hokuetsu Corp.	200	669
Hokuetsu Industries Co. Ltd.	100	993
Hokuhoku Financial Group, Inc.	1,100	10,895
Hokuriku Electric Power Co.	1,300	9,110
Hokuto Corp.	200	3,944
Honda Motor Co. Ltd., ADR	4,139	114,733
Honeys Holdings Co. Ltd.	100	911
Hoosiers Holdings	200	1,286
Horiba Ltd.	200	10,658
Hoshizaki Corp.	100	9,847
Hosiden Corp.	100	840
Hosokawa Micron Corp.	100	6,070
House Foods Group, Inc.	200	6,867
Hoya Corp.	484	64,503

Hulic Co. Ltd.	1,000	10,070
Hyakugo Bank Ltd. (The)	2,000	6,066
Hyakujushi Bank Ltd. (The)	200	3,087
I-Net Corp./Kanagawa	100	1,428
I-PEX, Inc.	200	3,745
Ibiden Co. Ltd.	700	32,824
Ichibanya Co. Ltd.	100	4,885
Ichigo, Inc.	600	1,883
Ichikoh Industries Ltd.	200	1,006
Ichinen Holdings Co. Ltd.	100	1,260
Icom, Inc.	200	5,076
Idec Corp.	300	5,308
Idemitsu Kosan Co. Ltd.	400	8,289
IDOM, Inc.	900	4,907
IHI Corp.	500	7,444
Iida Group Holdings Co. Ltd.	1,100	21,981
Iino Kaiun Kaisha Ltd.	400	1,476
Inaba Denki Sangyo Co. Ltd.	100	2,285
Inabata & Co. Ltd.	100	1,313
Ines Corp.	100	1,359
Infocom Corp.	200	7,027
Infomart Corp.	200	2,054
Information Services International-Dentsu Ltd.	200	13,390
INPEX Corp.	4,600	25,543
Intage Holdings, Inc.	600	5,926
Inter Action Corp.	200	3,584
Internet Initiative Japan, Inc.	300	14,312
IR Japan Holdings Ltd.	100	15,978
Isetan Mitsukoshi Holdings Ltd.	1,200	6,390
Ishihara Sangyo Kaisha Ltd.	100	549
Isuzu Motors Ltd.	1,200	11,608
Ito En Ltd.	300	23,085
ITOCHU Corp.	1,300	34,374
Itochu Enex Co. Ltd.	600	5,721
Itochu Techno-Solutions Corp.	500	17,693
Itoham Yonekyu Holdings, Inc.	900	5,617
IwaiCosmo Holdings, Inc.	100	1,271
Iwatani Corp.	300	16,235
Iyo Bank Ltd. (The)	2,000	13,221
Izumi Co. Ltd.	300	10,290
J Front Retailing Co. Ltd.	1,600	12,722
Jaccs Co. Ltd.	100	1,731
JAFCO Group Co. Ltd.	300	12,813
Japan Airlines Co. Ltd.(1)	200	3,762
Japan Airport Terminal Co. Ltd.	200	11,541
Japan Aviation Electronics Industry Ltd.	600	7,981
Japan Exchange Group, Inc.	1,400	34,568
Japan Investment Adviser Co. Ltd.	400	5,362
Japan Lifeline Co. Ltd.	100	1,372
Japan Material Co. Ltd.	500	6,960
Japan Petroleum Exploration Co. Ltd.	100	1,673
Japan Post Bank Co. Ltd.	700	5,494
Japan Post Holdings Co. Ltd.	3,100	22,871
Japan Post Insurance Co. Ltd.	1,000	16,635
Japan Pulp & Paper Co. Ltd.	200	6,584

Japan Securities Finance Co. Ltd.	700	3,341
Japan Steel Works Ltd. (The)	200	4,847
Japan Wool Textile Co. Ltd. (The)	700	7,038
JCU Corp.	100	3,529
JDC Corp.	200	1,039
JFE Holdings, Inc.(1)	1,500	13,734
JGC Holdings Corp.	1,000	8,975
JINS Holdings, Inc.	100	6,786
JSR Corp.	400	11,069
JTEKT Corp.	1,000	7,693
Juroku Bank Ltd. (The)	200	3,789
Justsystems Corp.	200	13,498
JVCKenwood Corp.	500	672
K's Holdings Corp.	1,600	19,361
Kadokawa Corp.	200	6,346
Kaga Electronics Co. Ltd.	100	2,061
Kagome Co. Ltd.	800	29,221
Kajima Corp.	2,800	36,850
Kakaku.com, Inc.	500	13,970
Kaken Pharmaceutical Co. Ltd.	200	7,267
Kamei Corp.	100	1,119
Kamigumi Co. Ltd.	400	6,878
Kanamoto Co. Ltd.	300	6,247
Kandenko Co. Ltd.	900	6,880
Kaneka Corp.	300	9,025
Kanematsu Corp.	900	10,390
Kanematsu Electronics Ltd.	200	7,748
Kansai Electric Power Co., Inc. (The)	2,500	22,819
Kansai Mirai Financial Group, Inc.	200	1,004
Kansai Paint Co. Ltd.	300	9,089
Kanto Denka Kogyo Co. Ltd.	200	1,346
Kao Corp.	900	67,061
Kasai Kogyo Co. Ltd.	200	662
Katitas Co. Ltd.	200	5,946
Kato Sangyo Co. Ltd.	100	3,295
Kawasaki Heavy Industries Ltd.(1)	700	10,183
Kawasaki Kisen Kaisha Ltd.(1)	600	9,628
KDDI Corp.	4,700	134,764
Keihan Holdings Co. Ltd.	100	4,685
Keihanshin Building Co. Ltd.	300	5,517
Keikyu Corp.	300	5,147
Keio Corp.	200	14,119
Keisei Electric Railway Co. Ltd.	200	6,663
Keiyo Bank Ltd. (The)	200	872
Kenedix, Inc.(1)	1,000	7,281
Kewpie Corp.	600	12,451
Keyence Corp.	200	101,652
KFC Holdings Japan Ltd.	100	2,765
KH Neochem Co. Ltd.	400	10,606
Kikkoman Corp.	100	6,183
Kinden Corp.	400	6,386
Kintetsu Group Holdings Co. Ltd.	100	4,407
Kintetsu World Express, Inc.	500	10,401
Kirin Holdings Co. Ltd.	1,100	23,846
Kitanotatsujin Corp.	200	972

Kito Corp.	100	1,513
Kitz Corp.	900	4,828
Kiyo Bank Ltd. (The)	500	7,583
Koatsu Gas Kogyo Co. Ltd.	200	1,443
Kobayashi Pharmaceutical Co. Ltd.	100	11,993
Kobe Bussan Co. Ltd.	400	13,963
Kobe Steel Ltd.(1)	2,000	9,597
Koei Tecmo Holdings Co. Ltd.	200	10,644
Kohnan Shoji Co. Ltd.	300	9,293
Koito Manufacturing Co. Ltd.	600	35,889
Kokuyo Co. Ltd.	500	6,438
Komatsu Ltd.	2,200	53,577
Komeri Co. Ltd.	300	8,151
Komori Corp.	100	680
Konami Holdings Corp.	500	26,062
Konica Minolta, Inc.	1,400	4,436
Konishi Co. Ltd.	400	6,070
Konoike Transport Co. Ltd.	400	3,974
Koshidaka Holdings Co. Ltd.	100	378
Kotobuki Spirits Co. Ltd.	100	5,157
Kubota Corp.	2,000	39,443
Kumagai Gumi Co. Ltd.	400	9,049
Kura Sushi, Inc.	200	10,789
Kurabo Industries Ltd.	200	3,536
Kuraray Co. Ltd.	2,700	26,825
Kureha Corp.	300	15,144
Kurita Water Industries Ltd.	600	22,023
KYB Corp.(1)	100	2,396
Kyocera Corp.	400	22,738
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	5,261
Kyokuyo Co. Ltd.	200	5,358
Kyowa Exeo Corp.	200	5,122
Kyowa Kirin Co. Ltd.	1,200	32,681
Kyudenko Corp.	300	8,546
Kyushu Electric Power Co., Inc.	2,500	21,053
Kyushu Financial Group, Inc.	2,500	12,177
Kyushu Railway Co.	300	6,278
Lacto Japan Co. Ltd.	200	5,642
Lasertec Corp.	200	21,141
Lawson, Inc.	300	13,549
LEC, Inc.	400	5,942
Life Corp.	200	7,056
Lintec Corp.	200	4,120
Lion Corp.	600	14,159
LIXIL Group Corp.	2,000	47,992
M&A Capital Partners Co. Ltd.(1)	100	6,014
M3, Inc.	800	73,837
Mabuchi Motor Co. Ltd.	100	4,467
Macnica Fuji Electronics Holdings, Inc.	400	7,933
Maeda Corp.	800	6,272
Maeda Kosen Co. Ltd.	100	2,485
Maeda Road Construction Co. Ltd.	300	4,801
Makino Milling Machine Co. Ltd.	100	3,981
Makita Corp.	800	41,467
Mani, Inc.	200	4,886

Marubeni Corp.	2,500	14,455
Marudai Food Co. Ltd.	200	3,164
Maruha Nichiro Corp.	400	8,151
Marui Group Co. Ltd.	700	12,695
Maruichi Steel Tube Ltd.	200	4,212
Maruwa Co. Ltd.	100	10,607
Maruwa Unyu Kikan Co. Ltd.	200	8,869
Maruzen Showa Unyu Co. Ltd.	200	6,384
Matsumotokiyoshi Holdings Co. Ltd.	100	4,661
Maxell Holdings Ltd.(1)	100	1,144
Mazda Motor Corp.	1,800	10,529
McDonald's Holdings Co. Japan Ltd.	300	14,528
MCJ Co. Ltd.	900	8,233
Mebuki Financial Group, Inc.	7,000	14,382
Medipal Holdings Corp.	500	9,361
Megachips Corp.	200	5,480
Megmilk Snow Brand Co. Ltd.	400	8,554
Meidensha Corp.	100	1,733
MEIJI Holdings Co. Ltd.	200	14,102
Meiko Electronics Co. Ltd.	100	1,920
Meisei Industrial Co. Ltd.	200	1,490
Meitec Corp.	200	9,165
Menicon Co. Ltd.	100	6,219
Mercari, Inc.(1)	300	13,762
METAWATER Co. Ltd.	200	4,524
Micronics Japan Co. Ltd.	100	945
Mie Kotsu Group Holdings, Inc.	200	892
Milbon Co. Ltd.	100	5,721
Mimasu Semiconductor Industry Co. Ltd.	100	2,685
MINEBEA MITSUMI, Inc.	1,600	33,067
Ministop Co. Ltd.	100	1,290
Mirait Holdings Corp.	500	7,488
Miroku Jyoho Service Co. Ltd.	200	3,895
MISUMI Group, Inc.	100	3,121
Mitsuba Corp.(1)	200	975
Mitsubishi Chemical Holdings Corp.	4,600	25,475
Mitsubishi Corp.	2,600	60,272
Mitsubishi Electric Corp.	3,100	45,584
Mitsubishi Estate Co. Ltd.	1,500	25,920
Mitsubishi Gas Chemical Co., Inc.	700	14,779
Mitsubishi Heavy Industries Ltd.	1,200	27,057
Mitsubishi Logisnext Co. Ltd.	400	4,224
Mitsubishi Logistics Corp.	200	5,727
Mitsubishi Materials Corp.	400	7,596
Mitsubishi Motors Corp.(1)	600	1,071
Mitsubishi UFJ Financial Group, Inc., ADR(2)	25,209	108,147
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,100	9,627
Mitsuboshi Belting Ltd.	100	1,552
Mitsui & Co. Ltd.	3,100	52,504
Mitsui Chemicals, Inc.	1,100	30,674
Mitsui E&S Holdings Co. Ltd.(1)	200	649
Mitsui Fudosan Co. Ltd.	1,200	25,080
Mitsui Matsushima Holdings Co. Ltd.	100	704
Mitsui Mining & Smelting Co. Ltd.	400	11,223
Mitsui OSK Lines Ltd.	1,000	25,924

Mitsui Sugar Co. Ltd.	100	1,709
Mitsui-Soko Holdings Co. Ltd.	100	2,144
Mitsuuroko Group Holdings Co. Ltd.	400	4,928
Miura Co. Ltd.	200	10,481
Mixi, Inc.	300	8,204
Mizuho Financial Group, Inc., ADR	26,928	68,936
Mizuho Leasing Co. Ltd.	300	7,946
Mizuno Corp.	100	1,729
Mochida Pharmaceutical Co. Ltd.	100	3,826
Modec, Inc.	100	1,678
Monex Group, Inc.	2,000	6,665
Monogatari Corp. (The)	100	10,984
MonotaRO Co. Ltd.	400	24,385
Morinaga & Co. Ltd.	200	7,275
Morinaga Milk Industry Co. Ltd.	300	14,579
MrMax Holdings Ltd.	400	3,275
MS&AD Insurance Group Holdings, Inc.	1,400	40,719
Murata Manufacturing Co. Ltd.	1,200	105,239
Musashi Seimitsu Industry Co. Ltd.	600	8,788
Musashino Bank Ltd. (The)	400	6,051
Nabtesco Corp.	300	12,311
Nachi-Fujikoshi Corp.	200	8,212
Nagaileben Co. Ltd.	200	5,162
Nagase & Co. Ltd.	500	6,878
Nagoya Railroad Co. Ltd.	1,100	30,137
Nankai Electric Railway Co. Ltd.	600	14,983
Nanto Bank Ltd. (The)	100	1,788
NEC Corp.	1,200	64,781
NEC Networks & System Integration Corp.	300	5,295
NET One Systems Co. Ltd.	600	21,423
Nexon Co. Ltd.	1,200	36,312
NGK Insulators Ltd.	1,100	17,343
NGK Spark Plug Co. Ltd.	1,200	21,576
NH Foods Ltd.	300	12,763
NHK Spring Co. Ltd.	1,000	6,015
Nichi-iko Pharmaceutical Co. Ltd.	400	3,822
Nichias Corp.	100	2,332
Nichicon Corp.	100	1,042
Nichiha Corp.	300	9,324
Nichirei Corp.	500	13,583
Nichireki Co. Ltd.	100	1,561
Nidec Corp.	323	40,938
Nifco, Inc.	800	28,005
Nihon Dempa Kogyo Co. Ltd.(1)	200	976
Nihon Flush Co. Ltd.	400	5,201
Nihon House Holdings Co. Ltd.	300	681
Nihon Kohden Corp.	200	6,337
Nihon M&A Center, Inc.	500	34,992
Nihon Nohyaku Co. Ltd.	200	1,014
Nihon Parkerizing Co. Ltd.	100	1,043
Nihon Plast Co. Ltd.	200	858
Nihon Unisys Ltd.	600	22,220
Nikkiso Co. Ltd.	600	5,690
Nikkon Holdings Co. Ltd.	100	1,936
Nikon Corp.	600	3,700

Nintendo Co. Ltd.	300	170,420
Nippo Corp.	500	13,059
Nippon Carbon Co. Ltd.	100	3,575
Nippon Denko Co. Ltd.	2,400	5,210
Nippon Densetsu Kogyo Co. Ltd.	100	2,066
Nippon Electric Glass Co. Ltd.	400	8,697
Nippon Express Co. Ltd.	500	33,235
Nippon Flour Mills Co. Ltd.	100	1,554
Nippon Gas Co. Ltd.	200	10,063
Nippon Kayaku Co. Ltd.	700	6,121
Nippon Koei Co. Ltd.	200	5,414
Nippon Light Metal Holdings Co. Ltd.	560	9,615
Nippon Paint Holdings Co. Ltd.	100	12,749
Nippon Paper Industries Co. Ltd.	900	9,705
Nippon Parking Development Co. Ltd.	3,300	4,005
Nippon Sanso Holdings Corp.	100	1,658
Nippon Seiki Co. Ltd.	400	4,229
Nippon Shokubai Co. Ltd.	200	9,954
Nippon Signal Co. Ltd.	100	888
Nippon Soda Co. Ltd.	100	2,626
Nippon Steel Corp.(1)	2,200	26,649
Nippon Steel Trading Corp.	200	6,765
Nippon Suisan Kaisha Ltd.	900	3,441
Nippon Telegraph & Telephone Corp.	3,000	70,671
Nippon Yakin Kogyo Co. Ltd.	200	3,149
Nippon Yusen KK	1,400	30,295
Nipro Corp.	1,300	13,895
Nishi-Nippon Financial Holdings, Inc.	900	6,216
Nishi-Nippon Railroad Co. Ltd.	100	2,820
Nishimatsu Construction Co. Ltd.	300	5,575
Nishio Rent All Co. Ltd.	300	5,852
Nissan Chemical Corp.	400	23,806
Nissan Motor Co. Ltd.(1)	6,000	28,058
Nissei ASB Machine Co. Ltd.	200	10,861
Nissha Co. Ltd.	100	1,309
Nisshin Group Holdings Co. Ltd.	200	720
Nisshin Oillio Group Ltd. (The)	300	8,329
Nisshin Seifun Group, Inc.	400	6,472
Nisshinbo Holdings, Inc.	400	2,815
Nissin Electric Co. Ltd.	500	5,589
Nissin Foods Holdings Co. Ltd.	100	8,261
Nitori Holdings Co. Ltd.	200	42,542
Nitto Denko Corp.	600	49,627
Nitto Kogyo Corp.	400	7,118
Nittoc Construction Co. Ltd.	200	1,529
Nittoku Co. Ltd.	200	7,954
Noevir Holdings Co. Ltd.	100	4,103
NOF Corp.	200	8,877
Nojima Corp.	500	12,993
NOK Corp.	200	2,191
Nomura Co. Ltd.	100	750
Noritake Co. Ltd./Nagoya Japan	100	2,795
Noritsu Koki Co. Ltd.	300	6,415
Noritz Corp.	300	4,609
North Pacific Bank Ltd.	3,000	6,662

NS Solutions Corp.	200	5,892
NSK Ltd.	2,500	20,259
NTN Corp.(1)	1,000	2,069
NTT Data Corp.	2,300	30,367
Obara Group, Inc.	200	6,482
Obayashi Corp.	3,500	30,884
Obic Co. Ltd.	100	22,506
Odakyu Electric Railway Co. Ltd.	700	21,121
Ogaki Kyoritsu Bank Ltd. (The)	400	8,965
Oiles Corp.	400	6,079
Oisix ra daichi, Inc.(1)	300	9,220
Oji Holdings Corp.	5,000	22,587
Okamura Corp.	400	3,560
Okasan Securities Group, Inc.	1,000	3,509
Oki Electric Industry Co. Ltd.	1,000	8,638
Okinawa Electric Power Co., Inc. (The)	315	4,368
Okumura Corp.	200	4,681
Okuwa Co. Ltd.	100	1,277
Olympus Corp.	2,700	58,626
Omron Corp.	200	17,987
Ono Pharmaceutical Co. Ltd.	500	15,765
Onward Holdings Co. Ltd.	1,000	1,763
Open House Co. Ltd.	600	23,769
Optim Corp.(1)	200	5,920
Optorun Co. Ltd.	100	2,080
Oracle Corp. (Tokyo)	100	11,115
Organo Corp.	100	5,674
Orient Corp.	3,800	4,164
Oriental Land Co. Ltd.	200	33,905
ORIX Corp., ADR	874	64,763
Osaka Gas Co. Ltd.	200	3,827
Osaka Organic Chemical Industry Ltd.	200	5,561
Osaka Soda Co. Ltd.	200	4,683
OSG Corp.	100	1,811
OSJB Holdings Corp.	1,400	3,153
Otsuka Corp.	400	19,390
Otsuka Holdings Co. Ltd.	600	24,252
Outsourcing, Inc.	100	1,359
Pacific Industrial Co. Ltd.	100	1,021
Pack Corp. (The)	100	2,763
PALTAC Corp.	200	11,467
Pan Pacific International Holdings Corp.	1,900	45,005
Panasonic Corp.	8,200	86,885
Paramount Bed Holdings Co. Ltd.	200	8,199
Park24 Co. Ltd.(1)	500	7,396
Pasona Group, Inc.	400	6,883
Penta-Ocean Construction Co. Ltd.	1,600	11,856
PeptiDream, Inc.(1)	100	5,079
Persol Holdings Co. Ltd.	600	10,891
Pigeon Corp.	300	13,402
Pilot Corp.	300	8,518
Piolax, Inc.	100	1,488
Plenus Co. Ltd.	200	3,320
Pola Orbis Holdings, Inc.	300	5,966
Poletowin Pitcrew Holdings, Inc.	100	921

Press Kogyo Co. Ltd.	300	865
Pressance Corp.	100	1,674
Prestige International, Inc.	600	5,507
Prima Meat Packers Ltd.	200	5,530
PS Mitsubishi Construction Co. Ltd.	200	1,083
Raito Kogyo Co. Ltd.	500	8,023
Rakuten, Inc.	4,500	50,473
Recruit Holdings Co. Ltd.	2,000	83,811
Relia, Inc.	500	5,876
Relo Group, Inc.	300	8,318
Renesas Electronics Corp.(1)	500	4,454
Rengo Co. Ltd.	1,700	12,907
Resona Holdings, Inc.	6,100	21,294
Resorttrust, Inc.	800	12,363
Ricoh Co. Ltd.	3,200	21,199
Ricoh Leasing Co. Ltd.	200	5,548
Rinnai Corp.	100	11,625
Riso Kyoiku Co. Ltd.	1,600	4,809
Rohm Co. Ltd.	100	8,290
Rohto Pharmaceutical Co. Ltd.	300	9,792
Rorze Corp.	100	5,201
Round One Corp.	700	5,709
RS Technologies Co. Ltd.	200	8,568
Ryobi Ltd.	100	1,166
Ryohin Keikaku Co. Ltd.	500	10,232
Ryosan Co. Ltd.	200	3,533
S Foods, Inc.	200	6,020
S-Pool, Inc.	200	1,459
Saizeriya Co. Ltd.	200	3,440
Sakai Moving Service Co. Ltd.	100	4,931
Sakata INX Corp.	100	1,109
Sakata Seed Corp.	200	6,443
Sakura Internet, Inc.	200	1,407
Sala Corp.	200	1,078
San-A Co. Ltd.	100	3,852
San-Ai Oil Co. Ltd.	700	7,677
San-In Godo Bank Ltd. (The)	800	4,162
Sanei Architecture Planning Co. Ltd.	100	1,659
Sangetsu Corp.	300	4,190
Sanken Electric Co. Ltd.	300	10,909
Sanki Engineering Co. Ltd.	100	1,101
Sankyo Co. Ltd.	200	4,900
Sankyo Tateyama, Inc.	100	730
Sankyu, Inc.	300	11,054
Sanoh Industrial Co. Ltd.	100	629
Santen Pharmaceutical Co. Ltd.	1,000	16,562
Sanwa Holdings Corp.	1,700	20,580
Sanyo Chemical Industries Ltd.	100	4,272
Sapporo Holdings Ltd.	600	11,136
Sato Holdings Corp.	100	1,944
Sawada Holdings Co. Ltd.	200	1,732
Sawai Pharmaceutical Co. Ltd.	100	4,502
SB Technology Corp.	200	6,944
SBI Holdings, Inc.	1,900	51,168
SBS Holdings, Inc.	100	2,412

SCSK Corp.	300	17,948
Secom Co. Ltd.	500	49,552
Sega Sammy Holdings, Inc.	500	6,996
Seibu Holdings, Inc.	1,200	11,809
Seikitokyu Kogyo Co. Ltd.	200	1,542
Seiko Epson Corp.	1,600	23,719
Seiko Holdings Corp.	100	1,278
Seino Holdings Co. Ltd.	900	12,554
Seiren Co. Ltd.	400	5,820
Sekisui Chemical Co. Ltd.	1,100	18,875
Sekisui House Ltd.	2,500	44,770
Sekisui Jushi Corp.	100	2,086
Senko Group Holdings Co. Ltd.	700	6,515
Senshu Ikeda Holdings, Inc.	2,000	2,904
Seria Co. Ltd.	300	10,573
Seven & i Holdings Co. Ltd.	2,200	69,455
Seven Bank Ltd.	2,400	5,245
SG Holdings Co. Ltd.	1,000	29,926
Sharp Corp.	200	2,666
Shibaura Machine Co. Ltd.	200	4,410
Shibuya Corp.	100	3,477
SHIFT, Inc.(1)	100	14,849
Shiga Bank Ltd. (The)	300	6,813
Shikoku Bank Ltd. (The)	200	1,354
Shikoku Chemicals Corp.	100	1,134
Shikoku Electric Power Co., Inc.	900	6,110
Shimachu Co. Ltd.	100	5,249
Shimadzu Corp.	300	10,717
Shimamura Co. Ltd.	100	10,331
Shimano, Inc.	100	23,715
Shimizu Corp.	1,300	9,875
Shin Nippon Air Technologies Co. Ltd.	200	4,275
Shin-Etsu Chemical Co. Ltd.	500	81,614
Shin-Etsu Polymer Co. Ltd.	200	1,793
Shinmaywa Industries Ltd.	500	3,939
Shinnihon Corp.	200	1,620
Shinoken Group Co. Ltd.	100	1,098
Shinsei Bank Ltd.	1,000	11,881
Shionogi & Co. Ltd.	600	32,023
Ship Healthcare Holdings, Inc.	500	24,978
Shizuoka Bank Ltd. (The)	2,400	17,052
Shoei Co. Ltd.	200	6,884
Showa Sangyo Co. Ltd.	200	6,059
Sinanen Holdings Co. Ltd.	200	5,653
Sinko Industries Ltd.	200	3,277
Sintokogio Ltd.	200	1,357
SKY Perfect JSAT Holdings, Inc.	300	1,351
Skylark Holdings Co. Ltd.	500	7,575
SMC Corp.	53	33,659
SMS Co. Ltd.	300	10,838
Sodick Co. Ltd.	200	1,588
Softbank Corp.	2,800	34,474
SoftBank Group Corp.	1,700	118,660
Sohgo Security Services Co. Ltd.	300	15,998
Sojitz Corp.	3,000	6,583

Solasto Corp.	100	1,446
Sompo Holdings, Inc.	1,500	57,347
Sony Corp., ADR	2,653	247,498
Sotetsu Holdings, Inc.	600	14,577
Square Enix Holdings Co. Ltd.	200	12,287
St. Marc Holdings Co. Ltd.	300	4,114
Stanley Electric Co. Ltd.	500	14,624
Starts Corp., Inc.	200	5,371
Stella Chemifa Corp.	200	6,426
Strike Co. Ltd.	100	6,024
Subaru Corp.	1,600	31,493
Sugi Holdings Co. Ltd.	200	13,288
SUMCO Corp.	1,500	30,220
Sumida Corp.	100	1,002
Sumitomo Chemical Co. Ltd.	7,700	27,110
Sumitomo Corp.	2,000	24,500
Sumitomo Dainippon Pharma Co., Ltd.	800	10,092
Sumitomo Densetsu Co. Ltd.	100	2,475
Sumitomo Electric Industries Ltd.	2,900	32,965
Sumitomo Forestry Co. Ltd.	1,100	19,862
Sumitomo Heavy Industries Ltd.	400	8,665
Sumitomo Metal Mining Co. Ltd.	600	22,187
Sumitomo Mitsui Construction Co. Ltd.	300	1,233
Sumitomo Mitsui Financial Group, Inc., ADR	15,317	88,379
Sumitomo Mitsui Trust Holdings, Inc.	1,100	32,123
Sumitomo Osaka Cement Co. Ltd.	300	8,835
Sumitomo Realty & Development Co. Ltd.	1,100	35,623
Sumitomo Riko Co. Ltd.	200	977
Sumitomo Rubber Industries Ltd.	1,400	12,274
Sumitomo Seika Chemicals Co. Ltd.	200	7,962
Sumitomo Warehouse Co. Ltd. (The)	500	6,434
Sundrug Co. Ltd.	300	12,554
Suntory Beverage & Food Ltd.	500	18,206
Suruga Bank Ltd.	1,300	4,188
Sushiro Global Holdings Ltd.	400	12,736
Suzuken Co. Ltd.	200	7,620
Suzuki Motor Corp.	1,000	53,241
SWCC Showa Holdings Co. Ltd.	200	3,077
Sysmex Corp.	400	41,917
Systena Corp.	500	10,256
T Hasegawa Co. Ltd.	200	3,839
T&D Holdings, Inc.	2,700	31,497
T-Gaia Corp.	100	1,755
Tadano Ltd.	200	1,568
Taihei Dengyo Kaisha Ltd.	100	2,301
Taiheiyo Cement Corp.	600	16,153
Taikisha Ltd.	200	5,290
Taiko Pharmaceutical Co. Ltd.	600	9,694
Taisei Corp.	900	31,814
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,381
Taiyo Holdings Co. Ltd.	100	6,111
Taiyo Yuden Co. Ltd.	900	40,948
Takamatsu Construction Group Co. Ltd.	100	1,954
Takara Holdings, Inc.	200	2,286
Takara Leben Co. Ltd.	1,500	4,237

Takara Standard Co. Ltd.	100	1,322
Takashimaya Co. Ltd.	800	6,105
Takeda Pharmaceutical Co. Ltd., ADR	2,193	39,101
Takeei Corp.	100	1,243
Takeuchi Manufacturing Co. Ltd.	400	9,362
Takuma Co. Ltd.	500	8,551
Tama Home Co. Ltd.	100	1,373
Tamron Co. Ltd.	200	3,050
Tamura Corp.	200	1,017
Tanseisha Co. Ltd.	800	5,790
Tatsuta Electric Wire and Cable Co. Ltd.	200	1,187
TDK Corp.	600	84,752
TechMatrix Corp.	400	8,807
TechnoPro Holdings, Inc.	100	8,375
Teijin Ltd.	1,400	23,940
Teikoku Electric Manufacturing Co. Ltd.	400	4,774
Teikoku Sen-I Co. Ltd.	200	4,908
Terumo Corp.	800	31,652
THK Co. Ltd.	200	6,185
TIS, Inc.	900	17,931
TKC Corp.	100	6,629
Toa Corp. (Tokyo)	300	5,713
Toagosei Co. Ltd.	700	8,379
Tobu Railway Co. Ltd.	1,100	32,771
TOC Co. Ltd.	200	1,219
Tocalo Co. Ltd.	600	7,155
Toda Corp.	1,300	7,642
Toho Bank Ltd. (The)	500	1,085
Toho Co. Ltd.	300	12,737
Toho Gas Co. Ltd.	100	6,526
Toho Holdings Co. Ltd.	300	5,436
Toho Titanium Co. Ltd.	600	3,937
Tohoku Electric Power Co., Inc.	2,400	20,095
Tokai Carbon Co. Ltd.	1,300	14,203
Tokai Corp/Gifu	200	3,899
TOKAI Holdings Corp.	900	8,512
Tokai Rika Co. Ltd.	500	7,599
Tokai Tokyo Financial Holdings, Inc.	1,400	4,100
Token Corp.	100	7,717
Tokio Marine Holdings, Inc.	1,100	54,735
Tokuyama Corp.	500	10,538
Tokyo Century Corp.	300	19,727
Tokyo Dome Corp.(1)	800	10,245
Tokyo Electric Power Co. Holdings, Inc.(1)	6,500	16,856
Tokyo Electron Device Ltd.	200	6,002
Tokyo Electron Ltd.	300	102,099
Tokyo Gas Co. Ltd.	400	8,948
Tokyo Ohka Kogyo Co. Ltd.	100	6,312
Tokyo Seimitsu Co. Ltd.	200	8,774
Tokyo Steel Manufacturing Co. Ltd.	200	1,249
Tokyo Tatemono Co. Ltd.	200	2,749
Tokyotokeiba Co. Ltd.	200	9,915
Tokyu Construction Co. Ltd.	200	899
Tokyu Corp.	900	10,841
Tokyu Fudosan Holdings Corp.	4,400	21,162

TOMONY Holdings, Inc.	1,400	4,466
Tomy Co. Ltd.	600	5,342
Toppan Forms Co. Ltd.	100	952
Toppan Printing Co. Ltd.	700	9,501
Topre Corp.	500	6,202
Toray Industries, Inc.	3,900	20,985
Toridoll Holdings Corp.	200	2,674
Torii Pharmaceutical Co. Ltd.	100	3,020
Tosei Corp.	100	1,108
Toshiba Corp.	300	8,359
Toshiba TEC Corp.	300	10,733
Tosoh Corp.	1,800	28,208
Totetsu Kogyo Co. Ltd.	100	2,669
TOTO Ltd.	500	28,129
Towa Bank Ltd. (The)	200	1,225
Towa Corp.	500	8,631
Towa Pharmaceutical Co. Ltd.	100	1,826
Toyo Construction Co. Ltd.	700	2,652
Toyo Gosei Co. Ltd.	100	10,117
Toyo Ink SC Holdings Co. Ltd.	200	3,739
Toyo Seikan Group Holdings Ltd.	1,000	9,642
Toyo Suisan Kaisha Ltd.	200	9,818
Toyo Tire Corp.	900	14,060
Toyobo Co. Ltd.	900	11,190
Toyoda Gosei Co. Ltd.	500	13,489
Toyota Boshoku Corp.	600	7,829
Toyota Industries Corp.	400	28,728
Toyota Motor Corp., ADR	1,239	166,596
Toyota Tsusho Corp.	400	13,727
TPR Co. Ltd.	200	2,491
Trancom Co. Ltd.	100	8,000
Transcosmos, Inc.	200	5,180
Trend Micro, Inc.	600	32,496
Tri Chemical Laboratories, Inc.	100	13,531
TS Tech Co. Ltd.	300	8,701
Tsubakimoto Chain Co.	100	2,428
Tsugami Corp.	500	7,855
Tsukishima Kikai Co. Ltd.	500	5,759
Tsukui Holdings Corp.	200	1,103
Tsumura & Co.	200	5,855
Tsuruha Holdings, Inc.	200	29,252
UACJ Corp.	500	8,537
Ube Industries Ltd.	900	15,211
Uchida Yoko Co. Ltd.	200	9,836
Ulvac, Inc.	200	8,045
Unicharm Corp.	500	24,270
Unipres Corp.	100	852
United Super Markets Holdings, Inc.	200	2,067
Universal Entertainment Corp.(1)	100	1,998
Ushio, Inc.	500	6,310
USS Co. Ltd.	400	8,304
UT Group Co. Ltd.(1)	200	6,313
Valor Holdings Co. Ltd.	300	7,427
ValueCommerce Co. Ltd.	200	6,682
Vital KSK Holdings, Inc.	400	3,286

VT Holdings Co. Ltd.	300	1,071
Wacoal Holdings Corp.	200	3,815
Wacom Co. Ltd.	1,800	16,555
Wakita & Co. Ltd.	600	6,559
Welcia Holdings Co. Ltd.	400	16,041
West Japan Railway Co.	500	22,927
Wowow, Inc.	200	5,423
Yahagi Construction Co. Ltd.	400	3,442
Yakult Honsha Co. Ltd.	200	9,515
YAKUODO Holdings Co. Ltd.	200	4,595
YAMABIKO Corp.	500	6,725
Yamada Holdings Co. Ltd.	1,700	8,050
Yamaguchi Financial Group, Inc.	1,300	8,087
Yamaha Corp.	600	33,994
Yamaha Motor Co. Ltd.	1,700	33,025
Yamaichi Electronics Co. Ltd.	100	1,440
Yamato Corp.	200	1,416
Yamato Holdings Co. Ltd.	900	22,703
Yamato Kogyo Co. Ltd.	200	5,040
Yamazaki Baking Co. Ltd.	700	11,620
Yamazen Corp.	200	1,905
Yaoko Co. Ltd.	200	13,686
Yaskawa Electric Corp.	100	4,783
Yellow Hat Ltd.	100	1,533
Yodogawa Steel Works Ltd.	200	3,779
Yokogawa Bridge Holdings Corp.	100	1,893
Yokogawa Electric Corp.	1,200	21,038
Yokohama Reito Co. Ltd.	700	5,680
Yokohama Rubber Co. Ltd. (The)	700	10,127
Yokowo Co. Ltd.	200	4,633
Yorozu Corp.	100	1,083
Yotai Refractories Co. Ltd.	200	1,576
Yuasa Trading Co. Ltd.	100	3,139
Yumeshin Holdings Co. Ltd.	200	1,346
Yurtec Corp.	200	1,268
Z Holdings Corp.	8,700	54,862
Zenkoku Hosho Co. Ltd.	500	22,742
Zensho Holdings Co. Ltd.	600	14,944
Zeon Corp.	200	2,475
ZERIA Pharmaceutical Co. Ltd.	200	3,567
ZOZO, Inc.	400	9,990
		12,483,712
Netherlands — 3.4%
Aalberts NV	850	36,864
ABN AMRO Bank NV, CVA(1)	1,545	15,878
Accell Group NV(1)	69	2,160
Adyen NV(1)	65	123,990
Aegon NV	9,157	33,331
AerCap Holdings NV(1)	915	33,635
Akzo Nobel NV	886	94,191
Altice Europe NV(1)	1,031	5,427
AMG Advanced Metallurgical Group NV	381	10,307
Arcadis NV(1)	522	15,941
ASM International NV	329	57,929
ASML Holding NV, NY Shares	668	292,404

ASR Nederland NV	786	29,277
Basic-Fit NV(1)	334	12,134
BE Semiconductor Industries NV	737	38,416
Boskalis Westminster(1)	617	14,219
Coca-Cola European Partners plc	1,266	56,565
Corbion NV	582	30,068
Flow Traders	404	12,979
ForFarmers NV	632	4,057
Fugro NV, CVA(1)(2)	1,166	6,509
Heineken Holding NV	62	5,716
Heineken NV	195	20,545
IMCD NV	81	10,122
ING Groep NV, ADR(1)(2)	15,105	145,763
Just Eat Takeaway.com NV(1)(2)	95	10,071
Kendrion NV(1)	45	869
Koninklijke Ahold Delhaize NV	5,312	151,826
Koninklijke BAM Groep NV(1)(2)	2,679	5,767
Koninklijke DSM NV	658	107,806
Koninklijke KPN NV	29,204	86,963
Koninklijke Philips NV(1)	1,196	61,618
Koninklijke Vopak NV	513	26,867
Nedap N.V.	19	1,063
NIBC Holding NV(1)	506	4,502
NN Group NV	1,982	80,300
OCI NV(1)	591	10,295
Pharming Group NV(1)(2)	6,312	8,929
PostNL NV(1)	483	1,646
Prosus NV	468	50,550
Randstad NV(1)	757	46,822
SBM Offshore NV	1,193	22,617
Signify NV(1)	919	38,967
TKH Group NV, CVA	291	13,678
TomTom NV(1)	753	6,177
Wolters Kluwer NV	401	33,647
		1,879,407
New Zealand — 0.4%
a2 Milk Co. Ltd. (The)(1)	1,826	18,894
Air New Zealand Ltd.(1)	4,184	5,292
Arvida Group Ltd.	960	1,162
Auckland International Airport Ltd.(1)	1,633	8,910
Chorus Ltd.	2,721	15,615
Contact Energy Ltd.	1,579	8,636
Fisher & Paykel Healthcare Corp. Ltd.	852	21,458
Fletcher Building Ltd.(1)	3,632	14,266
Genesis Energy Ltd.	552	1,245
Hallenstein Glasson Holdings Ltd.	237	1,141
Infratil Ltd.	578	2,395
Mercury NZ Ltd.	1,963	8,258
Meridian Energy Ltd.	2,645	11,921
NZX Ltd.	2,074	2,650
Oceania Healthcare Ltd.	10,328	9,414
Pushpay Holdings Ltd.(1)	6,208	7,705
Ryman Healthcare Ltd.	931	9,615
Sanford Ltd.	585	2,092
Scales Corp. Ltd.	162	554

SKYCITY Entertainment Group Ltd.	4,175	8,875
Spark New Zealand Ltd.	7,379	23,520
Summerset Group Holdings Ltd.	1,675	12,449
Synlait Milk Ltd.(1)	167	636
Z Energy Ltd.(1)	2,828	6,297
		203,000
Norway — 0.8%
Adevinta ASA(1)	508	8,345
Aker BP ASA	462	10,420
Atea ASA(1)	72	946
Austevoll Seafood ASA	108	985
Avance Gas Holding Ltd.(2)	187	841
Bakkafrost P/F(1)	34	2,123
Borregaard ASA	682	10,029
Bouvet ASA(2)	26	1,862
BW Energy Ltd.(1)	49	115
BW LPG Ltd.	1,378	8,787
BW Offshore Ltd.	1,603	6,235
DNB ASA(1)	1,495	26,971
DNO ASA(2)	928	624
Elkem ASA	2,800	8,958
Entra ASA(2)	98	1,961
Equinor ASA, ADR	2,320	35,589
Europris ASA	1,242	6,732
Fjordkraft Holding ASA	637	6,048
Frontline Ltd.(2)	857	5,356
Gjensidige Forsikring ASA	310	6,742
Golden Ocean Group Ltd.	201	854
Grieg Seafood ASA(1)(2)	515	4,413
Kitron ASA	2,712	5,301
Kongsberg Gruppen ASA	294	5,580
Leroy Seafood Group ASA	712	4,438
Mowi ASA	1,218	24,580
NEL ASA(1)	2,746	7,552
Nordic Semiconductor ASA(1)	634	9,078
Norsk Hydro ASA	6,378	25,824
Norwegian Finans Holding ASA(1)	1,247	9,900
Odfjell Drilling Ltd.(1)(2)	354	585
Orkla ASA	1,053	10,069
Salmar ASA(1)	167	9,132
Sbanken ASA(1)	858	6,868
Scatec ASA	510	15,862
Schibsted ASA, B Shares(1)	39	1,422
SpareBank 1 Nord Norge	924	7,598
Sparebank 1 Oestlandet	104	1,091
SpareBank 1 SMN	767	8,206
SpareBank 1 SR-Bank ASA(1)	624	6,225
Sparebanken More	30	997
Sparebanken Vest	955	7,325
Stolt-Nielsen Ltd.	82	858
Storebrand ASA(1)	1,310	9,273
Subsea 7 SA(1)	1,267	11,982
Telenor ASA	952	16,176
TGS Nopec Geophysical Co. ASA(2)	612	8,482
TOMRA Systems ASA	354	15,192

Veidekke ASA	669	9,794
Yara International ASA(2)	445	17,964
		412,290
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares(1)(2)	47,877	6,752
CTT-Correios de Portugal SA(1)(2)	1,350	3,923
EDP - Energias de Portugal SA	6,490	34,522
Galp Energia SGPS SA	1,659	17,746
Jeronimo Martins SGPS SA	584	9,999
NOS SGPS SA	979	3,736
REN - Redes Energeticas Nacionais SGPS SA	3,035	8,325
Sonae SGPS SA	1,952	1,564
		86,567
Singapore — 1.1%
Accordia Golf Trust	11,900	6,433
AEM Holdings Ltd.	4,500	11,918
Ascendas India Trust	4,700	4,790
CapitaLand Ltd.	12,600	29,090
Chip Eng Seng Corp. Ltd.	8,400	2,495
City Developments Ltd.	1,600	9,261
ComfortDelGro Corp. Ltd.	21,800	26,661
DBS Group Holdings Ltd.	4,152	76,985
Far East Orchard Ltd.	3,900	3,014
Frencken Group Ltd.	6,300	5,312
Fu Yu Corp. Ltd.	17,800	3,308
Golden Agri-Resources Ltd.	40,800	4,708
GuocoLand Ltd.	800	943
Hour Glass Ltd. (The)	1,700	965
Hutchison Port Holdings Trust, U Shares	74,900	14,008
Japfa Ltd.	10,400	5,753
Jardine Cycle & Carriage Ltd.	500	7,199
Keppel Corp. Ltd.	2,800	10,475
Keppel Infrastructure Trust	10,900	4,472
NetLink NBN Trust	1,500	1,079
OUE Ltd.	1,000	856
Oversea-Chinese Banking Corp. Ltd.(2)	7,324	54,496
QAF Ltd.	5,200	3,467
Raffles Medical Group Ltd.	9,500	5,856
SATS Ltd.(1)(2)	2,500	7,657
Sembcorp Industries Ltd.	8,900	12,045
Sembcorp Marine Ltd.(1)	52,007	6,128
Sheng Siong Group Ltd.	5,700	6,620
Singapore Airlines Ltd.(1)	7,000	22,304
Singapore Exchange Ltd.	2,800	18,566
Singapore Post Ltd.	4,500	2,400
Singapore Press Holdings Ltd.(2)	13,100	11,628
Singapore Technologies Engineering Ltd.	12,900	36,870
Singapore Telecommunications Ltd.	14,400	25,410
StarHub Ltd.	4,500	4,312
UMS Holdings Ltd.	1,600	1,241
United Overseas Bank Ltd.	4,000	66,502
UOL Group Ltd.	2,000	10,855
Venture Corp. Ltd.	500	7,024
Wilmar International Ltd.	10,400	32,394
Wing Tai Holdings Ltd.	4,300	5,953

Yangzijiang Shipbuilding Holdings Ltd.	32,800	21,382
Yanlord Land Group Ltd.	8,800	7,286
		600,121
Spain — 2.2%
Acciona SA(2)	193	24,508
Acerinox SA	1,044	10,723
ACS Actividades de Construccion y Servicios SA	2,202	69,358
Aena SME SA(1)	250	40,793
Almirall SA	448	5,777
Amadeus IT Group SA	639	43,522
Applus Services SA(1)	1,581	15,181
Banco Bilbao Vizcaya Argentaria SA, ADR	30,500	139,690
Banco de Sabadell SA	31,453	12,164
Banco Santander SA, ADR(1)(2)	25,534	72,006
Bankia SA	9,060	15,511
Bankinter SA	2,702	13,343
CaixaBank SA	14,347	36,611
Cellnex Telecom SA	335	21,099
Cia de Distribucion Integral Logista Holdings SA	328	6,006
CIE Automotive SA	246	6,017
Construcciones y Auxiliar de Ferrocarriles SA(1)	289	12,149
Ebro Foods SA	287	6,809
Enagas SA	1,589	38,643
Ence Energia y Celulosa SA(1)(2)	1,443	4,977
Endesa SA	1,123	32,076
Ercros SA	385	1,038
Faes Farma SA	1,847	8,283
Ferrovial SA	509	14,123
Fomento de Construcciones y Contratas SA	466	4,907
Gestamp Automocion SA	1,752	7,228
Global Dominion Access SA(1)	1,242	5,235
Grifols SA(2)	122	3,449
Grupo Catalana Occidente SA	464	15,069
Iberdrola SA	10,734	146,276
Industria de Diseno Textil SA	2,325	77,036
Liberbank SA(1)	18,847	5,671
Mapfre SA	7,868	15,008
Mediaset Espana Comunicacion SA(1)	1,081	4,883
Melia Hotels International SA(1)(2)	378	2,424
Miquel y Costas & Miquel SA	58	965
Naturgy Energy Group SA	1,284	29,562
Neinor Homes SA(1)	540	6,326
Pharma Mar SA	50	5,779
Prosegur Cash SA	3,818	3,672
Prosegur Cia de Seguridad SA	2,790	7,805
Red Electrica Corp. SA	2,459	50,217
Repsol SA	2,515	23,964
Sacyr SA	4,316	10,048
Siemens Gamesa Renewable Energy SA	1,470	52,702
Solaria Energia y Medio Ambiente SA(1)	705	16,522
Talgo SA(1)	319	1,558
Tecnicas Reunidas SA(1)(2)	508	6,199
Telefonica SA, ADR(2)	5,600	24,640
Unicaja Banco SA(1)	8,379	6,597
Viscofan SA	341	24,238

Zardoya Otis SA	1,487	10,447
		1,218,834
Sweden — 3.6%
AAK AB	416	8,194
AcadeMedia AB	673	6,573
AddTech AB, B Shares	1,286	16,164
AF POYRY AB(1)	464	13,197
Alfa Laval AB(1)	822	20,680
Alimak Group AB	274	3,911
Amasten Fastighets AB(1)	1,158	1,035
Arjo AB, B Shares	2,424	16,725
Assa Abloy AB, B Shares	808	19,189
Atlas Copco AB, B Shares(2)	846	37,255
Atlas Copco AB, A Shares(2)	1,521	76,729
Atrium Ljungberg AB, B Shares	56	1,144
Avanza Bank Holding AB	925	20,245
Axfood AB	660	14,997
Beijer Ref AB	384	13,187
Bilia AB, A Shares(1)	790	8,860
BillerudKorsnas AB	1,065	17,187
BioArctic AB(1)	99	1,091
BioGaia AB, B Shares	118	6,832
Boliden AB	1,577	54,185
Bonava AB, B Shares(1)	824	7,105
Bravida Holding AB	855	10,383
Bure Equity AB	775	24,730
Castellum AB	464	11,460
Catena AB	162	7,280
Cibus Nordic Real Estate AB	262	5,007
Clas Ohlson AB, B Shares(1)	579	5,625
Cloetta AB, B Shares	1,689	4,721
Dios Fastigheter AB	130	1,155
Dometic Group AB(1)	104	1,307
Electrolux AB, Series B	1,180	28,336
Electrolux Professional AB, B Shares(1)	395	2,080
Elekta AB, B Shares	625	8,485
Eltel AB(1)	1,494	3,780
Embracer Group AB(1)	598	12,122
Eolus Vind AB, B Shares(2)	472	11,419
Epiroc AB, A Shares(2)	2,631	43,641
Epiroc AB, B Shares	1,825	28,954
EQT AB	319	7,079
Essity AB, B Shares	1,632	51,535
Evolution Gaming Group AB	130	11,131
Fabege AB	797	12,486
Fastighets AB Balder, B Shares(1)	263	13,154
Fortnox AB	374	16,041
G5 Entertainment AB	124	5,123
Getinge AB, B Shares	345	7,360
Granges AB(1)(2)	835	9,191
Hennes & Mauritz AB, B Shares(1)	1,082	22,847
Hexagon AB, B Shares(2)	594	49,179
Hexpol AB	938	9,749
HMS Networks AB(1)	126	3,370
Hoist Finance AB(1)(2)	1,730	7,220

Holmen AB, B Shares	256	11,091
Hufvudstaden AB, A Shares	383	6,069
Husqvarna AB, B Shares	2,710	28,807
ICA Gruppen AB	153	7,397
Indutrade AB(1)	317	18,081
Investment AB Latour, B Shares	184	4,848
INVISIO AB	463	10,315
Inwido AB(1)	628	7,649
JM AB(2)	56	1,790
Karo Pharma AB(1)	252	1,856
Klovern AB, B Shares(2)	3,754	6,184
KNOW IT AB(1)	207	6,547
Kopparbergs Bryggeri AB, B Shares(1)	56	1,124
Kungsleden AB	767	8,079
Lifco AB, B Shares	157	12,824
Lime Technologies AB(2)	93	3,318
Lindab International AB	778	13,518
Loomis AB	416	11,839
Lundin Energy AB	263	6,284
Mekonomen AB(1)	117	1,240
Millicom International Cellular SA, SDR(1)	259	10,239
MIPS AB	195	9,780
Modern Times Group MTG AB, B Shares(1)	956	14,134
Munters Group AB(1)	204	1,828
Mycronic AB	537	14,236
NCC AB, B Shares	607	10,467
Nibe Industrier AB, B Shares	1,404	39,487
Nobia AB(1)	1,165	8,030
Nobina AB(1)	994	6,709
Nolato AB, B Shares(1)	203	18,235
Nordea Bank Abp(1)	7,588	64,717
Nordic Entertainment Group AB, B Shares(1)	422	20,988
Nordic Waterproofing Holding AB(1)	311	4,950
NP3 Fastigheter AB	89	1,194
Nyfosa AB(1)	1,109	10,883
Pandox AB(1)	470	8,090
Paradox Interactive AB	279	8,572
Peab AB, Class B(1)	759	8,236
RaySearch Laboratories AB(1)	89	788
Recipharm AB, B Shares(1)	436	8,631
Resurs Holding AB(1)	903	4,524
Saab AB, B Shares(1)	285	7,457
Samhallsbyggnadsbolaget i Norden AB(2)	2,935	9,957
Sandvik AB(1)	3,212	72,125
SAS AB(1)(2)	6,440	1,235
Scandi Standard AB(1)	736	5,694
Scandic Hotels Group AB(1)(2)	200	747
Securitas AB, B Shares(1)	514	8,434
Sinch AB(1)	66	8,642
Skandinaviska Enskilda Banken AB, A Shares(1)	5,123	54,077
Skanska AB, B Shares	795	18,843
SKF AB, B Shares	1,710	41,978
SkiStar AB	525	5,994
Spotify Technology SA(1)	155	45,162
SSAB AB, A Shares(1)	1,528	4,831

SSAB AB, B Shares(1)	4,117	11,347
Stillfront Group AB(1)	158	18,136
Svenska Cellulosa AB SCA, B Shares(1)	1,510	24,420
Svenska Handelsbanken AB, A Shares(1)	4,451	45,119
Sweco AB, B Shares	168	2,925
Swedbank AB, A Shares(1)	3,405	61,515
Swedish Orphan Biovitrum AB(1)	423	7,822
Tele2 AB, B Shares	267	3,430
Telefonaktiebolaget LM Ericsson, ADR	6,735	82,436
Telia Co. AB	4,994	21,194
Tethys Oil AB	134	687
Thule Group AB(1)	297	10,014
Trelleborg AB, B Shares(1)	1,045	21,573
Troax Group AB	287	5,609
Vitec Software Group AB, B Shares	386	13,677
Vitrolife AB(1)	318	7,738
Volvo AB, B Shares(1)	3,057	69,247
Wallenstam AB, B Shares	557	8,388
Wihlborgs Fastigheter AB	591	13,035
		1,957,501
Switzerland — 8.3%
ABB Ltd., ADR(2)	2,007	52,864
Adecco Group AG	871	52,615
Alcon, Inc.(1)	1,305	83,613
Allreal Holding AG	84	17,718
ALSO Holding AG(1)	84	21,875
Aluflexpack AG(1)	50	1,750
ams AG(1)	2,550	64,903
APG SGA SA(1)	4	882
Arbonia AG(1)	387	5,468
Aryzta AG(1)	998	721
Ascom Holding AG(1)	361	4,867
Autoneum Holding AG(1)	35	6,040
Bachem Holding AG, Class B	36	14,618
Baloise Holding AG	191	32,900
Banque Cantonale Vaudoise	176	18,170
Barry Callebaut AG	11	23,582
Belimo Holding AG	2	16,826
Bell Food Group AG	17	4,740
BKW AG	65	6,669
Bobst Group SA	90	5,226
Bossard Holding AG, Class A	40	7,632
Bucher Industries AG	43	18,054
Burkhalter Holding AG	46	3,281
Cembra Money Bank AG	180	20,835
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	5	42,638
Cie Financiere Richemont SA	1,046	86,587
Clariant AG	1,780	35,669
Comet Holding AG	69	12,840
Conzzeta AG	9	10,464
COSMO Pharmaceuticals NV(1)	51	4,817
Credit Suisse Group AG, ADR	13,244	165,153
Daetwyler Holding AG	76	20,723
DKSH Holding AG	215	14,603
dormakaba Holding AG	20	11,200

Dufry AG(1)	163	9,013
EFG International AG(1)	847	5,499
Emmi AG	11	10,529
EMS-Chemie Holding AG	39	35,654
Evolva Holding SA(1)	11,416	2,594
Flughafen Zurich AG(1)	162	27,453
Forbo Holding AG	10	16,359
Galenica AG	134	8,580
Geberit AG	130	78,128
Georg Fischer AG	25	29,059
Givaudan SA	21	85,514
Gurit Holding AG	6	15,056
Helvetia Holding AG	108	10,516
Huber + Suhner AG	125	10,146
Implenia AG	101	2,551
Ina Invest Holding AG(1)	20	398
Inficon Holding AG	14	11,872
Interroll Holding AG	8	22,737
Intershop Holding AG	7	4,482
Julius Baer Group Ltd.	953	54,911
Kardex Holding AG	96	18,725
Komax Holding AG(1)	34	6,739
Kuehne + Nagel International AG	212	47,910
LafargeHolcim Ltd.(1)	1,384	72,408
Landis+Gyr Group AG(1)	94	6,720
LEM Holding SA	2	3,701
Leonteq AG(1)	78	2,853
Liechtensteinische Landesbank AG	79	4,790
Logitech International SA	538	47,490
Lonza Group AG	115	71,999
Medacta Group SA(1)	74	7,022
Mobilezone Holding AG	498	5,296
Mobimo Holding AG(1)	39	11,376
Nestle SA	3,207	357,863
Novartis AG, ADR	5,494	499,020
OC Oerlikon Corp. AG	497	4,634
Orior AG	86	6,950
Partners Group Holding AG	135	143,837
PSP Swiss Property AG	185	22,539
Rieter Holding AG	8	841
Roche Holding AG	1,703	559,696
Schindler Holding AG	133	35,240
Schindler Holding AG, Bearer Participation Certificate	283	77,283
Schweiter Technologies AG	5	7,941
Sensirion Holding AG(1)	118	7,130
SFS Group AG	137	15,544
SGS SA	25	71,270
Siegfried Holding AG(1)	13	9,106
SIG Combibloc Group AG(1)	1,900	43,713
Sika AG	252	64,206
Softwareone Holding AG(1)	836	21,204
Sonova Holding AG(1)	123	30,134
St Galler Kantonalbank AG	21	9,563
Stadler Rail AG(1)	46	2,071
Straumann Holding AG	20	22,903

Sulzer AG	220	21,690
Swatch Group AG (The)	153	7,321
Swatch Group AG (The), Bearer Shares	92	22,634
Swiss Life Holding AG	116	51,698
Swiss Prime Site AG	362	32,429
Swiss Re AG	1,002	91,359
Swisscom AG	156	82,469
Swissquote Group Holding SA	74	7,016
Tecan Group AG	81	35,538
Temenos AG	287	36,146
u-blox Holding AG(1)	60	4,134
UBS Group AG(1)(2)	14,282	201,947
Valiant Holding AG	92	8,556
Valora Holding AG(1)	20	3,907
VAT Group AG(1)	270	56,561
Vetropack Holding AG(1)	50	3,253
Vifor Pharma AG	182	26,620
Vontobel Holding AG	191	14,513
VP Bank AG	24	2,876
VZ Holding AG	90	7,525
Ypsomed Holding AG	8	1,257
Zehnder Group AG	116	6,297
Zurich Insurance Group AG	407	164,983
		4,542,040
United Kingdom — 12.7%
3i Group plc	2,236	31,850
Admiral Group plc	1,412	53,731
AG Barr plc(1)	685	4,558
Aggreko plc	2,394	17,866
AJ Bell plc	973	5,504
Anglo American plc	3,647	107,742
Anglo Asian Mining plc	529	895
Antofagasta plc	2,058	34,318
Ashmore Group plc	1,623	9,101
Ashtead Group plc	2,961	125,222
ASOS plc(1)	30	1,850
Associated British Foods plc	593	16,713
Aston Martin Lagonda Global Holdings plc(1)(2)	770	741
AstraZeneca plc, ADR	3,897	206,307
Augean plc(1)	438	1,168
Auto Trader Group plc	5,072	37,850
Avast plc	411	2,798
Avation plc	285	513
AVEVA Group plc(2)	136	6,148
Aviva plc	16,337	69,815
B&M European Value Retail SA(2)	1,540	9,804
BAE Systems plc	2,704	18,185
Balfour Beatty plc(1)	1,849	6,274
Bank of Georgia Group plc(1)	478	7,127
Barclays plc, ADR(1)(2)	12,569	89,491
Barratt Developments plc(1)	2,507	20,660
Beazley plc	2,177	10,591
Bellway plc	270	10,235
Berkeley Group Holdings plc	235	14,451
BHP Group plc, ADR	2,693	122,424

Biffa plc(1)	4,089	12,244
Bioventix plc	97	5,176
Bodycote plc	1,154	10,996
boohoo Group plc(1)	4,388	18,425
BP plc, ADR	9,516	186,133
Brewin Dolphin Holdings plc	1,438	5,198
Britvic plc	2,606	28,467
BT Group plc	43,843	68,347
Bunzl plc	1,040	32,657
Burberry Group plc	2,572	59,132
Burford Capital Ltd.(1)	2,226	22,149
Cairn Energy plc(1)	4,937	10,551
Capita plc(1)	2,336	1,331
Carnival plc, ADR	433	7,651
Centamin plc	9,004	13,689
Central Asia Metals plc	2,002	5,781
Centrica plc(1)	22,171	13,006
Chemring Group plc	1,059	3,521
Clinigen Group plc	497	4,306
Clipper Logistics plc	1,166	7,359
Close Brothers Group plc	1,299	22,368
CMC Markets plc	1,424	7,355
Coats Group plc(1)	19,625	17,057
Coca-Cola HBC AG(1)	930	26,765
Compass Group plc	3,976	69,957
Computacenter plc	643	18,998
ConvaTec Group plc	3,280	9,032
Countryside Properties plc	390	2,232
Cranswick plc	117	5,357
Crest Nicholson Holdings plc(1)	2,022	7,941
Croda International plc	656	52,110
CVS Group plc(1)	810	15,662
Daily Mail & General Trust plc	954	8,664
DCC plc	226	17,139
Dechra Pharmaceuticals plc	30	1,345
Devro plc	2,672	5,699
Diageo plc, ADR	543	84,138
Diploma plc	266	7,535
Direct Line Insurance Group plc	6,931	27,294
Diversified Gas & Oil plc	6,380	9,279
Dixons Carphone plc	686	1,011
Domino's Pizza Group plc	1,387	5,913
Drax Group plc	2,929	12,818
DS Smith plc(1)	4,136	18,327
Dunelm Group plc(1)	1,103	17,899
easyJet plc	1,158	12,462
Eckoh plc	1,273	1,112
Electrocomponents plc	4,506	48,475
EMIS Group plc	360	4,698
EnQuest plc(1)(2)	27,355	4,243
Essentra plc(1)	981	3,992
Evraz plc	3,776	19,461
Experian plc	1,675	59,150
Ferguson plc	775	86,814
Ferrexpo plc	4,115	11,647

Forterra plc(1)	2,009	6,216
Frasers Group plc(1)	2,273	12,735
Fresnillo plc	497	6,969
Frontier Developments plc(1)	65	2,146
G4S plc(1)	11,434	33,716
Galliford Try Holdings plc(1)	2,747	3,987
Games Workshop Group plc	365	47,879
Gateley Holdings plc(1)	451	947
Genus plc	152	8,393
GlaxoSmithKline plc, ADR	4,384	161,287
Glencore plc(1)	45,869	129,106
Go-Ahead Group plc (The)(1)	672	7,243
Golar LNG Ltd.(1)	1,158	10,538
Grafton Group plc(1)	2,008	22,786
Grainger plc	1,786	6,705
Greggs plc(1)	938	21,007
Gulf Keystone Petroleum Ltd.(1)	636	779
Gym Group plc (The)(1)	298	840
Halfords Group plc	2,386	8,423
Halma plc	558	16,459
Hargreaves Lansdown plc	2,120	40,291
Hays plc(1)	11,502	19,921
Helical plc	1,145	5,558
Hikma Pharmaceuticals plc	744	25,846
Hill & Smith Holdings plc	682	12,000
Hiscox Ltd.(1)	476	6,855
Hochschild Mining plc	4,168	11,809
HomeServe plc	887	12,329
Hotel Chocolat Group plc(1)	183	927
Howden Joinery Group plc(1)	4,660	39,082
HSBC Holdings plc, ADR(1)	8,472	219,340
Hunting plc	2,569	6,008
Ibstock plc(1)	3,125	8,102
IG Group Holdings plc	2,376	25,482
IMI plc	2,241	33,568
Impax Asset Management Group plc	566	4,300
Inchcape plc(1)	3,685	29,328
Indivior plc(1)	10,086	13,593
Informa plc(1)	300	2,125
IntegraFin Holdings plc	2,862	18,360
InterContinental Hotels Group plc(1)	244	15,105
Intermediate Capital Group plc	607	13,199
International Personal Finance plc(1)(2)	904	1,063
Intertek Group plc	842	61,873
Investec plc	5,046	12,465
ITV plc(1)	9,932	12,470
IWG plc(1)	6,218	26,675
J D Wetherspoon plc(1)	583	8,604
J Sainsbury plc	16,249	45,665
Jadestone Energy, Inc.(2)	2,676	2,015
JD Sports Fashion plc(1)	3,019	31,308
JET2 plc	1,380	25,724
John Laing Group plc	1,980	8,336
Johnson Matthey plc	323	9,544
Judges Scientific plc	96	7,543

Jupiter Fund Management plc	1,426	4,609
Just Group plc(1)	13,695	10,208
Kainos Group plc	783	12,692
KAZ Minerals plc	2,693	22,994
Keller Group plc	1,301	10,982
Kingfisher plc(1)	7,674	27,937
Knights Group Holdings plc	237	1,333
Lancashire Holdings Ltd.	652	6,444
Legal & General Group plc	15,432	51,878
Liberty Global plc, Class A(1)	149	3,356
Liberty Global plc, Class C(1)	345	7,466
Liontrust Asset Management plc	522	9,248
Lloyds Banking Group plc, ADR(1)	58,694	107,410
London Stock Exchange Group plc	245	26,436
Luxfer Holdings plc	249	3,742
M&G plc	20,091	50,120
Man Group plc	2,957	4,631
Marks & Spencer Group plc(1)	15,714	26,413
Marshalls plc(1)	1,265	11,947
Marston's plc	6,983	5,688
McCarthy & Stone plc(1)	5,324	8,312
Mediclinic International plc	414	1,546
Meggitt plc(1)	3,774	19,623
Micro Focus International plc, ADR(1)	162	742
Mitchells & Butlers plc(1)	600	1,697
Mitie Group plc	1,968	999
Mondi plc	2,319	51,105
Moneysupermarket.com Group plc	4,312	14,051
Morgan Advanced Materials plc	3,279	12,350
Morgan Sindall Group plc	55	1,030
Mortgage Advice Bureau Holdings Ltd.	524	5,309
Motorpoint group plc(1)	1,442	5,959
Naked Wines plc	964	7,424
National Grid plc, ADR(2)	1,449	82,129
Natwest Group plc, ADR(1)(2)	4,497	18,168
Network International Holdings plc(1)	2,214	7,980
Next plc	885	77,164
Ninety One plc	541	1,523
Norcros plc(1)	340	929
Ocado Group plc(1)	886	26,070
On the Beach Group plc	178	922
OSB Group plc(1)	2,623	13,587
Pagegroup plc(1)	3,993	22,014
Pan African Resources plc	11,404	3,017
Paragon Banking Group plc	1,659	8,915
Pearson plc, ADR(2)	1,762	15,171
Pennon Group plc	1,669	21,024
Persimmon plc	1,177	41,581
Petrofac Ltd.(1)(2)	2,622	5,317
Petropavlovsk plc(1)	26,205	9,588
Phoenix Group Holdings plc	5,470	52,205
Photo-Me International plc(1)	906	679
Playtech plc(1)	1,571	8,070
Plus500 Ltd.	1,313	27,139
Polypipe Group plc(1)	796	5,281

Premier Foods plc(1)	10,225	12,049
Premier Oil plc(1)(2)	3,028	818
Provident Financial plc(1)	3,676	13,555
Prudential plc, ADR	2,347	73,203
PZ Cussons plc	381	1,153
QinetiQ Group plc	1,672	6,546
Quilter plc	19,448	36,064
Rathbone Brothers plc	322	6,338
Reach plc(1)	4,109	7,501
Reckitt Benckiser Group plc	1,201	105,454
Redde Northgate plc	2,672	8,596
Redrow plc(1)	1,779	12,301
RELX plc, ADR	4,538	106,098
Renewi plc(1)	8,776	3,920
Renishaw plc(1)	107	8,011
Rentokil Initial plc(1)	4,796	31,734
Restaurant Group plc (The)(1)	616	530
Restore plc(1)	170	804
Rhi Magnesita NV	334	14,474
Rightmove plc(1)	5,889	49,136
Rio Tinto plc, ADR	2,852	185,294
Rolls-Royce Holdings plc(1)	7,332	10,361
Rotork plc	3,859	15,453
Royal Dutch Shell plc, Class A ADR(2)	4,666	157,897
Royal Dutch Shell plc, Class B ADR	4,268	138,497
Royal Mail plc	8,658	35,503
RPS Group plc(1)	912	896
RSA Insurance Group plc	4,720	42,360
RWS Holdings plc	566	4,249
Sabre Insurance Group plc	263	909
Saga plc(1)(2)	108	356
Sage Group plc (The)	1,165	9,377
Savills plc(1)	492	6,032
Schroders plc	234	10,019
Serco Group plc(1)	3,080	4,659
Serica Energy plc	3,636	5,424
Severn Trent plc	201	6,395
Shanta Gold Ltd.(1)	16,512	2,974
SIG plc(1)	916	395
Signature Aviation plc(1)	5,137	16,264
Sirius Real Estate Ltd.	6,667	8,007
Smart Metering Systems plc	512	4,397
Smith & Nephew plc, ADR	428	16,842
Smiths Group plc	906	17,656
Softcat plc	957	14,437
Spectris plc	435	15,398
Speedy Hire plc	5,125	4,699
Spirax-Sarco Engineering plc	254	37,847
Spire Healthcare Group plc(1)	642	1,151
Spirent Communications plc	3,163	10,900
SSE plc	3,201	57,166
SSP Group plc	1,016	4,460
St Modwen Properties plc	863	4,175
St. James's Place plc	4,354	59,097
Stagecoach Group plc	3,838	3,099

Standard Chartered plc (London)(1)	6,901	41,891
Standard Life Aberdeen plc	3,591	12,948
Stock Spirits Group plc	1,858	5,863
Strix Group plc(2)	2,672	8,370
Studio Retail Group plc(1)	420	1,344
Synthomer plc	2,700	15,468
TalkTalk Telecom Group plc	4,696	5,746
Tate & Lyle plc	3,061	25,976
Tatton Asset Management plc	821	2,977
Taylor Wimpey plc(1)	15,727	32,491
Tesco plc	18,251	55,164
TI Fluid Systems plc(1)	1,823	5,363
Topps Tiles plc	1,038	775
TP ICAP plc	1,363	3,849
Trainline plc(1)	174	1,050
Travis Perkins plc(1)	1,000	17,048
Treatt plc	501	4,502
TUI AG(2)	1,047	6,961
Tullow Oil plc(1)(2)	13,780	5,117
UDG Healthcare plc	656	6,906
Ultra Electronics Holdings plc	39	1,103
Unilever plc, ADR(2)	4,735	289,119
United Utilities Group plc	4,817	57,769
Urban & Civic plc	233	1,067
Vertu Motors plc	1,944	797
Vesuvius plc	1,468	9,600
Victrex plc	494	13,130
Virgin Money UK plc(1)	7,338	12,329
Vistry Group plc(1)	1,198	13,215
Vodafone Group plc, ADR	9,390	155,686
Vp plc	87	867
Watkin Jones plc(1)	1,905	4,530
Weir Group plc (The)(1)	1,775	39,495
WH Smith plc	1,030	19,390
Whitbread plc(1)	334	13,524
WM Morrison Supermarkets plc	13,386	32,078
WPP plc, ADR	174	8,409
Yellow Cake plc(1)	1,065	2,772
		6,938,347
TOTAL COMMON STOCKS (Cost $42,879,094)		54,101,467
RIGHTS†
Denmark†
NKT A/S(1)(2)	223	1,430
Germany†
KION Group AG(1)	342	122
Sweden†
Granges AB(1)(2)	835	1,256
Klovern AB(1)(2)	3,754	446
		1,702
United Kingdom†
AVEVA Group plc(1)	106	1,579
TOTAL RIGHTS (Cost $1,189)		4,833

WARRANTS†
Switzerland†
Cie Financiere Richemont SA(1) (Cost $—)	2,092	414
TEMPORARY CASH INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $251,117)	251,117	251,117
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,425,683)	1,425,683	1,425,683
TOTAL INVESTMENT SECURITIES — 102.4% (Cost $44,557,083)		55,783,514
OTHER ASSETS AND LIABILITIES — (2.4)%		(1,285,826)
TOTAL NET ASSETS — 100.0%		$54,497,688

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	1	December 2020	$181,160	$14,648

^ Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	18.2%
Industrials	17.5%
Materials	12.2%
Consumer Discretionary	12.0%
Health Care	8.3%
Information Technology	8.2%
Consumer Staples	6.9%
Communication Services	5.1%
Utilities	4.7%
Energy	3.8%
Real Estate	2.4%
Cash and Equivalents*	0.7%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,426,172. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,577,135, which includes securities collateral of $1,151,452.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	413,712	3,109,372	—
Belgium	106,310	426,407	—
Canada	13,257	4,868,233	—
Denmark	359,391	838,088	—
Finland	25,546	540,331	—
France	766,271	4,262,951	—
Germany	228,192	4,181,311	—
Hong Kong	25,281	1,537,196	—
Israel	117,299	291,373	—
Italy	63,874	1,152,563	—
Japan	915,777	11,567,935	—
Netherlands	623,316	1,256,091	—
Norway	40,945	371,345	—
Spain	236,336	982,498	—
Sweden	127,598	1,829,903	—
Switzerland	918,984	3,623,056	—
United Kingdom	2,456,538	4,481,809	—
Other Countries	—	1,342,378	—
Rights	—	4,833	—
Warrants	—	414	—
Temporary Cash Investments	251,117	—	—
Temporary Cash Investments - Securities Lending Collateral	1,425,683	—	—
	9,115,427	46,668,087	—
Other Financial Instruments
Futures Contracts	14,648	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.